UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Growth & Income

Fund

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Actual	.67%	$ 1,000.00	$ 1,035.80	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.0
Apple, Inc.	3.6	3.7
Microsoft Corp.	3.1	3.2
General Electric Co.	3.1	3.0
Chevron Corp.	2.4	2.8
Target Corp.	2.4	2.0
Citigroup, Inc.	2.3	2.1
Bank of America Corp.	2.3	1.4
Procter & Gamble Co.	2.2	1.8
Comcast Corp. Class A (special) (non-vtg.)	2.0	1.9
	27.6
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	19.1
Information Technology	19.5	19.4
Industrials	13.3	11.4
Consumer Staples	11.2	12.2
Consumer Discretionary	10.8	9.8
Asset Allocation (% of fund's net assets)
As of December 31, 2014 *		As of June 30, 2014 **
	Stocks 99.0%		Stocks 99.1%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†		Short-Term Investments and Net Other Assets (Liabilities) 0.0%†
* Foreign investments	12.1%	** Foreign investments	13.5%
† Amount represents less than 0.1%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	158,100	$ 5,324,808
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	111,600	6,543,108
Domino's Pizza, Inc.	8,600	809,862
Las Vegas Sands Corp.	62,900	3,658,264
McDonald's Corp.	27,495	2,576,282
Yum! Brands, Inc.	140,401	10,228,213
		23,815,729
Household Durables - 0.2%
Tupperware Brands Corp.	49,900	3,143,700
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	458,690	26,404,490
Lamar Advertising Co. Class A	18,000	965,520
Scripps Networks Interactive, Inc. Class A	34,650	2,608,106
Sinclair Broadcast Group, Inc. Class A (e)	172,071	4,707,863
Time Warner, Inc.	184,441	15,754,950
Viacom, Inc. Class B (non-vtg.)	60,500	4,552,625
		54,993,554
Multiline Retail - 2.4%
Target Corp.	418,609	31,776,609
Specialty Retail - 1.7%
Lowe's Companies, Inc.	262,777	18,079,058
Sally Beauty Holdings, Inc. (a)	103,900	3,193,886
TJX Companies, Inc.	11,400	781,812
		22,054,756
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	18,700	1,298,632
TOTAL CONSUMER DISCRETIONARY		142,407,788
CONSUMER STAPLES - 11.2%
Beverages - 3.1%
Diageo PLC	250,794	7,184,513
PepsiCo, Inc.	82,994	7,847,913
SABMiller PLC	87,129	4,564,213
The Coca-Cola Co.	504,748	21,310,461
		40,907,100
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.	98,690	$ 9,504,834
Walgreens Boots Alliance, Inc.	78,738	5,999,836
		15,504,670
Food Products - 0.4%
Kellogg Co.	76,079	4,978,610
Household Products - 2.3%
Procter & Gamble Co.	316,117	28,795,098
Svenska Cellulosa AB (SCA) (B Shares)	53,906	1,167,939
		29,963,037
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	21,000	1,600,200
Tobacco - 4.1%
British American Tobacco PLC sponsored ADR	159,085	17,152,545
Lorillard, Inc.	290,886	18,308,365
Philip Morris International, Inc.	141,387	11,515,971
Reynolds American, Inc.	123,900	7,963,053
		54,939,934
TOTAL CONSUMER STAPLES		147,893,551
ENERGY - 9.4%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	115,800	3,468,210
Helmerich & Payne, Inc.	2,100	141,582
National Oilwell Varco, Inc.	16,500	1,081,245
Oceaneering International, Inc.	70,900	4,169,629
Schlumberger Ltd.	59,420	5,075,062
		13,935,728
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	105,847	6,633,431
BG Group PLC	722,164	9,663,782
Chevron Corp.	287,688	32,272,840
EQT Midstream Partners LP	6,600	580,800
Exxon Mobil Corp.	6,960	643,452
Golar LNG Ltd.	63,900	2,330,433
Imperial Oil Ltd.	188,700	8,129,140
Kinder Morgan Holding Co. LLC	91,500	3,871,365
Markwest Energy Partners LP	153,171	10,291,559
Peabody Energy Corp. (e)	62,160	481,118
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PrairieSky Royalty Ltd.	75,500	$ 1,988,552
Suncor Energy, Inc.	664,690	21,111,259
The Williams Companies, Inc.	222,674	10,006,970
Western Gas Partners LP	13,060	954,033
Williams Partners LP	14,700	657,825
		109,616,559
TOTAL ENERGY		123,552,287
FINANCIALS - 21.0%
Banks - 13.0%
Bank of America Corp.	1,664,037	29,769,622
Citigroup, Inc.	567,731	30,719,924
City National Corp.	10,900	880,829
Comerica, Inc.	40,000	1,873,600
FirstMerit Corp.	90,000	1,700,100
JPMorgan Chase & Co.	875,198	54,769,885
PNC Financial Services Group, Inc.	91,944	8,388,051
Standard Chartered PLC (United Kingdom)	550,783	8,266,877
SunTrust Banks, Inc.	294,150	12,324,885
U.S. Bancorp	246,971	11,101,346
Wells Fargo & Co.	219,800	12,049,436
		171,844,555
Capital Markets - 5.2%
Artisan Partners Asset Management, Inc.	37,700	1,904,981
BlackRock, Inc. Class A	4,000	1,430,240
Carlyle Group LP	57,700	1,586,750
Charles Schwab Corp.	323,554	9,768,095
FXCM, Inc. Class A (e)	28,700	475,559
Invesco Ltd.	25,800	1,019,616
KKR & Co. LP	380,778	8,837,857
Morgan Stanley	229,680	8,911,584
Northern Trust Corp.	117,610	7,926,914
Oaktree Capital Group LLC Class A (e)	34,300	1,777,769
State Street Corp.	240,974	18,916,459
The Blackstone Group LP	158,700	5,368,821
		67,924,645
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	19,198	$ 4,209,929
TPG Specialty Lending, Inc. (e)	172,800	2,906,496
		7,116,425
Insurance - 1.4%
Brown & Brown, Inc.	28,260	930,037
Genworth Financial, Inc. Class A (a)	49,600	421,600
Marsh & McLennan Companies, Inc.	56,019	3,206,528
MetLife, Inc.	211,839	11,458,372
Principal Financial Group, Inc.	38,500	1,999,690
		18,016,227
Real Estate Investment Trusts - 0.5%
First Potomac Realty Trust	30,879	381,664
Sun Communities, Inc.	80,300	4,854,938
WP Carey, Inc.	23,500	1,647,350
		6,883,952
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	62,400	581,568
Radian Group, Inc.	243,752	4,075,533
		4,657,101
TOTAL FINANCIALS		276,442,905
HEALTH CARE - 8.6%
Biotechnology - 1.5%
Amgen, Inc.	119,765	19,077,367
Intercept Pharmaceuticals, Inc. (a)	4,200	655,200
		19,732,567
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	82,791	3,727,251
Ansell Ltd.	49,724	909,781
Covidien PLC	3,000	306,840
Medtronic, Inc.	16,500	1,191,300
ResMed, Inc. (e)	33,030	1,851,662
St. Jude Medical, Inc.	21,000	1,365,630
Zimmer Holdings, Inc.	41,700	4,729,614
		14,082,078
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	63,800	5,150,574
Express Scripts Holding Co. (a)	12,900	1,092,243
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	56,625	$ 11,754,218
Patterson Companies, Inc.	70,177	3,375,514
Quest Diagnostics, Inc.	19,431	1,303,043
		22,675,592
Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	143,000	1,990,861
GlaxoSmithKline PLC sponsored ADR	349,040	14,917,970
Johnson & Johnson	179,574	18,778,053
Novartis AG sponsored ADR	71,332	6,609,623
Teva Pharmaceutical Industries Ltd. sponsored ADR	219,249	12,609,010
Theravance, Inc. (e)	136,300	1,928,645
		56,834,162
TOTAL HEALTH CARE		113,324,399
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.4%
Meggitt PLC	537,500	4,347,910
Rolls-Royce Group PLC	176,889	2,398,583
The Boeing Co.	116,879	15,191,932
United Technologies Corp.	83,320	9,581,800
		31,520,225
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	59,413	4,449,440
FedEx Corp.	13,800	2,396,508
PostNL NV (a)	497,400	1,865,825
United Parcel Service, Inc. Class B	171,870	19,106,788
		27,818,561
Airlines - 0.2%
Copa Holdings SA Class A	25,000	2,591,000
Building Products - 0.1%
Lennox International, Inc.	10,600	1,007,742
Commercial Services & Supplies - 0.9%
ADT Corp. (e)	193,500	7,010,505
Interface, Inc.	21,500	354,105
KAR Auction Services, Inc.	104,697	3,627,751
		10,992,361
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	46,437	4,960,865
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
General Electric Co.	1,626,666	$ 41,105,850
Machinery - 0.9%
Cummins, Inc.	7,000	1,009,190
Deere & Co.	58,100	5,140,107
Donaldson Co., Inc.	32,900	1,270,927
IMI PLC	102,300	2,013,788
Parker Hannifin Corp.	9,900	1,276,605
Stanley Black & Decker, Inc.	5,400	518,832
Valmont Industries, Inc.	7,700	977,900
		12,207,349
Professional Services - 0.4%
Acacia Research Corp.	74,300	1,258,642
Bureau Veritas SA	154,650	3,426,428
Exova Group Ltd. PLC (a)	139,300	347,381
		5,032,451
Road & Rail - 2.3%
CSX Corp.	382,912	13,872,902
J.B. Hunt Transport Services, Inc.	101,965	8,590,551
Kansas City Southern	14,100	1,720,623
Norfolk Southern Corp.	59,680	6,541,525
		30,725,601
Trading Companies & Distributors - 0.5%
Watsco, Inc.	65,051	6,960,457
TOTAL INDUSTRIALS		174,922,462
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.7%
Cisco Systems, Inc.	761,740	21,187,798
QUALCOMM, Inc.	201,910	15,007,970
		36,195,768
Internet Software & Services - 2.8%
Google, Inc.:
Class A (a)	30,959	16,428,703
Class C (a)	26,259	13,822,738
Yahoo!, Inc. (a)	139,086	7,025,234
		37,276,675
IT Services - 5.2%
Amadeus IT Holding SA Class A	3,800	152,131
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	111,702	$ 5,882,227
Fidelity National Information Services, Inc.	43,211	2,687,724
IBM Corp.	50,674	8,130,137
Leidos Holdings, Inc.	11,400	496,128
MasterCard, Inc. Class A	155,250	13,376,340
Paychex, Inc.	370,014	17,083,546
The Western Union Co.	165,030	2,955,687
Unisys Corp. (a)	78,400	2,311,232
Visa, Inc. Class A	58,370	15,304,614
		68,379,766
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	367,926	9,168,716
Broadcom Corp. Class A	226,637	9,820,181
Maxim Integrated Products, Inc.	29,800	949,726
Xilinx, Inc.	17,700	766,233
		20,704,856
Software - 3.4%
Intuit, Inc.	6,000	553,140
Microsoft Corp.	885,208	41,117,912
Oracle Corp.	63,113	2,838,192
		44,509,244
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	429,806	47,441,986
First Data Holdings, Inc. Class B (h)	911,424	2,506,416
		49,948,402
TOTAL INFORMATION TECHNOLOGY		257,014,711
MATERIALS - 3.5%
Chemicals - 3.1%
Airgas, Inc.	70,619	8,133,896
Balchem Corp.	11,200	746,368
E.I. du Pont de Nemours & Co.	60,930	4,505,164
FMC Corp.	67,771	3,864,980
LyondellBasell Industries NV Class A	10,900	865,351
Methanex Corp. (e)	36,600	1,681,307
Monsanto Co.	106,214	12,689,387
Potash Corp. of Saskatchewan, Inc.	55,410	1,958,761
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	15,102	$ 4,857,674
Tronox Ltd. Class A	41,489	990,757
		40,293,645
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	204,400	4,774,784
Reliance Steel & Aluminum Co.	14,600	894,542
		5,669,326
Paper & Forest Products - 0.0%
Domtar Corp.	14,000	563,080
TOTAL MATERIALS		46,526,051
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	497,759	23,285,166
TOTAL COMMON STOCKS (Cost $1,140,889,713)		1,305,369,320
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	12,494	100,827
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	28,287	8,910,405
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,976,573)		9,011,232
Convertible Bonds - 0.2%
		Principal Amount (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 820,000	692,933
Convertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc.: - continued
5% 10/15/18 (h)		$ 788,395	$ 627,657
Peabody Energy Corp. 4.75% 12/15/41		1,920,000	1,008,000
			2,328,590
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Twitter, Inc. 0.25% 9/15/19 (f)		880,000	764,500
TOTAL CONVERTIBLE BONDS (Cost $3,802,048)			3,093,090
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $829,308)	EUR	540,000	742,210
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,899,345	1,899,345
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	21,819,544	21,819,544
TOTAL MONEY MARKET FUNDS (Cost $23,718,889)		23,718,889
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,177,216,531)		1,341,934,741
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(23,518,162)
NET ASSETS - 100%		$ 1,318,416,579
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,506,710 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,234,900 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 750,000
First Data Holdings, Inc. Class B	6/26/14	$ 3,645,696
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,976
Fidelity Securities Lending Cash Central Fund	90,727
Total	$ 92,703
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,508,615	$ 141,109,156	$ 1,298,632	$ 100,827
Consumer Staples	147,893,551	140,709,038	7,184,513	-
Energy	123,552,287	113,888,505	9,663,782	-
Financials	276,442,905	276,442,905	-	-
Health Care	122,234,804	119,334,162	2,900,642	-
Industrials	174,922,462	174,922,462	-	-
Information Technology	257,014,711	254,508,295	-	2,506,416
Materials	46,526,051	41,668,377	4,857,674	-
Telecommunication Services	23,285,166	23,285,166	-	-
Corporate Bonds	3,093,090	-	3,093,090	-
Preferred Securities	742,210	-	742,210	-
Money Market Funds	23,718,889	23,718,889	-	-
Total Investments in Securities:	$ 1,341,934,741	$ 1,309,586,955	$ 29,740,543	$ 2,607,243

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 14,796,123
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.9%
United Kingdom	5.5%
Canada	2.6%
Israel	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,071,926) - See accompanying schedule: Unaffiliated issuers (cost $1,153,497,642)	$ 1,318,215,852
Fidelity Central Funds (cost $23,718,889)	23,718,889
Total Investments (cost $1,177,216,531)		$ 1,341,934,741
Cash		56,956
Foreign currency held at value (cost $22,356)		22,367
Receivable for investments sold Regular delivery		11,615,811
Delayed delivery		21,979
Receivable for fund shares sold		9,359
Dividends receivable		1,650,289
Interest receivable		17,321
Distributions receivable from Fidelity Central Funds		22,487
Prepaid expenses		4,734
Other receivables		3,889
Total assets		1,355,359,933

Liabilities
Payable for investments purchased	$ 3,897,892
Payable for fund shares redeemed	10,441,516
Accrued management fee	496,408
Other affiliated payables	231,011
Other payables and accrued expenses	56,983
Collateral on securities loaned, at value	21,819,544
Total liabilities		36,943,354

Net Assets		$ 1,318,416,579
Net Assets consist of:
Paid in capital		$ 1,145,172,804
Undistributed net investment income		454,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,082,657
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,707,058
Net Assets, for 97,353,042 shares outstanding		$ 1,318,416,579
Net Asset Value, offering price and redemption price per share ($1,318,416,579 ÷ 97,353,042 shares)		$ 13.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 15,716,253
Interest		117,229
Income from Fidelity Central Funds		92,703
Total income		15,926,185

Expenses
Management fee	$ 3,017,198
Transfer agent fees	1,184,945
Accounting and security lending fees	214,971
Custodian fees and expenses	50,455
Independent trustees' compensation	2,840
Registration fees	(858)
Audit	24,703
Legal	2,726
Interest	1,603
Miscellaneous	2,003
Total expenses before reductions	4,500,586
Expense reductions	(4,068)	4,496,518
Net investment income (loss)		11,429,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,734,757
Foreign currency transactions	(400)
Total net realized gain (loss)		29,734,357
Change in net unrealized appreciation (depreciation) on: Investment securities	7,268,251
Assets and liabilities in foreign currencies	(12,538)
Total change in net unrealized appreciation (depreciation)		7,255,713
Net gain (loss)		36,990,070
Net increase (decrease) in net assets resulting from operations		$ 48,419,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,429,667	$ 19,332,713
Net realized gain (loss)	29,734,357	34,990,144
Change in net unrealized appreciation (depreciation)	7,255,713	137,216,115
Net increase (decrease) in net assets resulting from operations	48,419,737	191,538,972
Distributions to shareholders from net investment income	(17,326,883)	(13,325,330)
Distributions to shareholders from net realized gain	(47,511,266)	(12,109,121)
Total distributions	(64,838,149)	(25,434,451)
Share transactions Proceeds from sales of shares	60,660,950	1,214,105,931
Reinvestment of distributions	64,838,149	25,434,451
Cost of shares redeemed	(148,518,602)	(217,746,396)
Net increase (decrease) in net assets resulting from share transactions	(23,019,503)	1,021,793,986
Total increase (decrease) in net assets	(39,437,915)	1,187,898,507

Net Assets
Beginning of period	1,357,854,494	169,955,987
End of period (including undistributed net investment income of $454,060 and undistributed net investment income of $6,351,276, respectively)	$ 1,318,416,579	$ 1,357,854,494
Other Information Shares
Sold	4,483,878	99,056,916
Issued in reinvestment of distributions	4,841,598	2,006,948
Redeemed	(10,866,534)	(16,855,464)
Net increase (decrease)	(1,541,058)	84,208,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.08
Net realized and unrealized gain (loss)	.35	2.33	1.50
Total from investment operations	.47	2.56	1.58
Distributions from net investment income	(.18)	(.15)	(.01)
Distributions from net realized gain	(.49)	(.25)	-
Total distributions	(.66) J	(.40)	(.01)
Net asset value, end of period	$ 13.54	$ 13.73	$ 11.57
Total ReturnB, C	3.58%	22.48%	15.80%
Ratios to Average Net AssetsE, H
Expenses before reductions	.67%A	.69%	.84%A
Expenses net of fee waivers, if any	.67%A	.69%	.84%A
Expenses net of all reductions	.67%A	.69%	.83%A
Net investment income (loss)	1.70% A	1.83%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,318,417	$ 1,357,854	$ 169,956
Portfolio turnover rateF	39% A	60% I	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.66 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.487 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 202,972,348
Gross unrealized depreciation	(40,412,083)
Net unrealized appreciation (depreciation) on securities and other investments	$ 162,560,265

Tax cost	$ 1,179,374,476

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $260,820,354 and $337,404,019, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,489 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,532,750.34%		$ 1,603

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,829,024. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Total security lending income during the period amounted to $90,727, including $2,818 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,068 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Advisor Series Growth & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month period shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AMHTI-SANN-0215
1.950944.102

Fidelity Fifty®

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Actual	.68%	$ 1,000.00	$ 991.40	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc.	5.6	4.9
Adobe Systems, Inc.	5.4	5.4
Bank of America Corp.	5.3	0.0
CVS Health Corp.	5.2	2.4
Ameriprise Financial, Inc.	4.8	5.1
Union Pacific Corp.	4.3	2.5
MasterCard, Inc. Class A	4.2	0.6
Cummins, Inc.	4.1	4.9
Gilead Sciences, Inc.	4.1	0.0
Amgen, Inc.	3.9	0.0
	46.9
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	24.2
Financials	19.4	13.0
Health Care	18.3	11.8
Industrials	12.9	16.0
Consumer Discretionary	8.5	7.6
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 98.0%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	5.8%	** Foreign investments	5.1%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	5,500	$ 3,764,805
Marriott International, Inc. Class A	118,000	9,207,540
		12,972,345
Household Durables - 1.1%
PulteGroup, Inc.	381,000	8,176,260
Media - 1.9%
Comcast Corp. Class A	142,000	8,237,420
The Walt Disney Co.	65,000	6,122,350
		14,359,770
Specialty Retail - 2.0%
Ross Stores, Inc.	104,000	9,803,040
TJX Companies, Inc.	68,000	4,663,440
		14,466,480
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Corp.	68,000	12,590,880
TOTAL CONSUMER DISCRETIONARY		62,565,735
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 5.2%
CVS Health Corp.	399,000	38,427,690
ENERGY - 6.6%
Energy Equipment & Services - 0.2%
Core Laboratories NV	10,000	1,203,400
Oil, Gas & Consumable Fuels - 6.4%
Cabot Oil & Gas Corp.	966,000	28,603,260
Denbury Resources, Inc. (d)	514,000	4,178,820
Range Resources Corp.	81,000	4,329,450
Southwestern Energy Co. (a)	376,700	10,280,143
		47,391,673
TOTAL ENERGY		48,595,073
FINANCIALS - 19.4%
Banks - 7.4%
Bank of America Corp.	2,211,000	39,554,790
Wells Fargo & Co.	280,000	15,349,600
		54,904,390
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 5.4%
Ameriprise Financial, Inc.	270,200	$ 35,733,950
Invesco Ltd.	104,000	4,110,080
		39,844,030
Diversified Financial Services - 6.6%
McGraw Hill Financial, Inc.	471,000	41,909,581
Moody's Corp.	77,000	7,377,370
		49,286,951
TOTAL FINANCIALS		144,035,371
HEALTH CARE - 18.3%
Biotechnology - 10.6%
Amgen, Inc.	182,000	28,990,780
Biogen Idec, Inc. (a)	1,000	339,450
Celgene Corp. (a)	101,000	11,297,860
Gilead Sciences, Inc. (a)	318,000	29,974,680
Intercept Pharmaceuticals, Inc. (a)	34,477	5,378,412
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,461,500
		78,442,682
Health Care Equipment & Supplies - 0.3%
The Cooper Companies, Inc.	14,327	2,322,263
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	114,000	11,524,260
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	5,700	1,052,106
Pharmaceuticals - 5.7%
Actavis PLC (a)	94,220	24,253,170
Bristol-Myers Squibb Co.	71,000	4,191,130
Prestige Brands Holdings, Inc. (a)	406,000	14,096,320
		42,540,620
TOTAL HEALTH CARE		135,881,931
INDUSTRIALS - 12.9%
Air Freight & Logistics - 2.3%
FedEx Corp.	99,000	17,192,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 2.2%
Southwest Airlines Co.	181,000	$ 7,659,920
Spirit Airlines, Inc. (a)	111,707	8,442,815
		16,102,735
Machinery - 4.1%
Cummins, Inc.	209,200	30,160,364
Road & Rail - 4.3%
Union Pacific Corp.	270,000	32,165,100
TOTAL INDUSTRIALS		95,620,539
INFORMATION TECHNOLOGY - 25.0%
Electronic Equipment & Components - 2.5%
Zebra Technologies Corp. Class A (a)	237,000	18,346,170
Internet Software & Services - 4.0%
Alibaba Group Holding Ltd. sponsored ADR	14,100	1,465,554
Facebook, Inc. Class A (a)	194,400	15,167,088
Google, Inc. Class A (a)	24,200	12,841,972
		29,474,614
IT Services - 6.2%
MasterCard, Inc. Class A	363,000	31,276,080
Visa, Inc. Class A	57,000	14,945,400
		46,221,480
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV (a)	141,000	10,772,400
Software - 10.8%
Adobe Systems, Inc. (a)	545,025	39,623,318
Intuit, Inc.	212,000	19,544,280
Microsoft Corp.	358,000	16,629,100
salesforce.com, Inc. (a)	67,700	4,015,287
Workiva, Inc.	20,575	275,705
		80,087,690
TOTAL INFORMATION TECHNOLOGY		184,902,354
MATERIALS - 1.1%
Chemicals - 1.1%
Ecolab, Inc.	78,000	8,152,560
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	38,100	$ 1,285,875
Independent Power Producers & Renewable Electricity Producers - 0.8%
Dynegy, Inc. (a)	207,384	6,294,104
TOTAL UTILITIES		7,579,979
TOTAL COMMON STOCKS (Cost $675,852,148)		725,761,232
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.13% (b)	14,345,837	14,345,837
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,157,750	3,157,750
TOTAL MONEY MARKET FUNDS (Cost $17,503,587)		17,503,587
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $693,355,735)		743,264,819
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,447,653)
NET ASSETS - 100%		$ 740,817,166
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,617
Fidelity Securities Lending Cash Central Fund	254
Total	$ 10,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,020,295) - See accompanying schedule: Unaffiliated issuers (cost $675,852,148)	$ 725,761,232
Fidelity Central Funds (cost $17,503,587)	17,503,587
Total Investments (cost $693,355,735)		$ 743,264,819
Cash		11,056
Receivable for investments sold		5,369,394
Receivable for fund shares sold		428,210
Dividends receivable		347,840
Distributions receivable from Fidelity Central Funds		1,276
Prepaid expenses		1,611
Other receivables		6,791
Total assets		749,430,997

Liabilities
Payable for investments purchased	$ 3,093,605
Payable for fund shares redeemed	1,931,637
Accrued management fee	260,818
Other affiliated payables	140,463
Other payables and accrued expenses	29,558
Collateral on securities loaned, at value	3,157,750
Total liabilities		8,613,831

Net Assets		$ 740,817,166
Net Assets consist of:
Paid in capital		$ 707,901,288
Distributions in excess of net investment income		(169,681)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,822,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,908,196
Net Assets, for 25,401,011 shares outstanding		$ 740,817,166
Net Asset Value, offering price and redemption price per share ($740,817,166 ÷ 25,401,011 shares)		$ 29.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,593,636
Income from Fidelity Central Funds		10,871
Total income		3,604,507

Expenses
Management fee Basic fee	$ 2,088,063
Performance adjustment	(418,255)
Transfer agent fees	719,586
Accounting and security lending fees	132,965
Custodian fees and expenses	20,867
Independent trustees' compensation	1,664
Registration fees	13,439
Audit	26,066
Legal	2,490
Miscellaneous	2,718
Total expenses before reductions	2,589,603
Expense reductions	(12,823)	2,576,780
Net investment income (loss)		1,027,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,867,885
Foreign currency transactions	(82)
Total net realized gain (loss)		14,867,803
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,752,877)
Assets and liabilities in foreign currencies	(137)
Total change in net unrealized appreciation (depreciation)		(22,753,014)
Net gain (loss)		(7,885,211)
Net increase (decrease) in net assets resulting from operations		$ (6,857,484)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,027,727	$ (1,206,032)
Net realized gain (loss)	14,867,803	171,822,205
Change in net unrealized appreciation (depreciation)	(22,753,014)	9,995,236
Net increase (decrease) in net assets resulting from operations	(6,857,484)	180,611,409
Distributions to shareholders from net investment income	(437,341)	-
Share transactions Proceeds from sales of shares	15,023,382	57,920,748
Reinvestment of distributions	425,045	-
Cost of shares redeemed	(61,182,952)	(111,976,261)
Net increase (decrease) in net assets resulting from share transactions	(45,734,525)	(54,055,513)
Total increase (decrease) in net assets	(53,029,350)	126,555,896

Net Assets
Beginning of period	793,846,516	667,290,620
End of period (including distributions in excess of net investment income of $169,681 and distributions in excess of net investment income of $760,067, respectively)	$ 740,817,166	$ 793,846,516
Other Information Shares
Sold	521,386	2,124,009
Issued in reinvestment of distributions	14,287	-
Redeemed	(2,111,488)	(4,165,726)
Net increase (decrease)	(1,575,815)	(2,041,717)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31,2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.43	$ 23.00	$ 19.09	$ 18.97	$ 13.95	$ 12.59
Income from Investment Operations
Net investment income (loss) D	.04	(.04)	.04	.05	.06	.07
Net realized and unrealized gain (loss)	(.29)	6.47	3.94	.12	5.05	1.35
Total from investment operations	(.25)	6.43	3.98	.17	5.11	1.42
Distributions from net investment income	(.02)	-	(.07)	(.05)	(.09)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.02)	-	(.07)	(.05)	(.09)	(.06) H
Net asset value, end of period	$ 29.16	$ 29.43	$ 23.00	$ 19.09	$ 18.97	$ 13.95
Total Return B, C	(.86)%	27.96%	20.89%	.93%	36.71%	11.26%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.83%	.83%	.94%	.71%	.73%
Expenses net of fee waivers, if any	.68% A	.83%	.83%	.94%	.71%	.73%
Expenses net of all reductions	.68% A	.83%	.80%	.92%	.69%	.69%
Net investment income (loss)	.27% A	(.16)%	.20%	.26%	.36%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,817	$ 793,847	$ 667,291	$ 671,834	$ 825,367	$ 646,032
Portfolio turnover rate F	178% A	197%	246%	277%	257%	246%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity Fifty® (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on October 12, 2012, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees condensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,626,875
Gross unrealized depreciation	(18,803,532)
Net unrealized appreciation (depreciation) on securities	$ 48,823,343

Tax cost	$ 694,441,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (30,950,236)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $666,326,997 and $722,434,160, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,256 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $531 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $254. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,880 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $934.

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Focused Stock Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for shares of Fidelity Focused Stock Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization provides shareholders of the Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of the Fund is expected to be held during the second quarter of 2015 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about June 5, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Fifty

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FIF-USAN-0215
1.787779.111

Fidelity®

Fund -
Class K

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,059.70	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70
Class K	.41%
Actual		$ 1,000.00	$ 1,060.40	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
Wells Fargo & Co.	2.6	2.7
Johnson & Johnson	2.4	2.0
CVS Health Corp.	2.4	1.8
Bank of America Corp.	2.3	1.8
The Walt Disney Co.	2.3	2.0
Amphenol Corp. Class A	2.2	1.9
Amgen, Inc.	2.1	1.4
Microsoft Corp.	2.1	2.1
JPMorgan Chase & Co.	2.1	1.8
	25.1
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.1	20.2
Financials	19.4	15.8
Health Care	17.5	15.4
Industrials	10.2	13.9
Consumer Discretionary	9.7	7.0
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks and Equity Futures 99.4%		Stocks and Equity Futures 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	9.8%	** Foreign investments	8.5%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	1,145,098	$ 93,955
Media - 4.1%
Comcast Corp. Class A	1,807,000	104,824
The Walt Disney Co.	1,373,800	129,398
		234,222
Specialty Retail - 1.4%
AutoZone, Inc. (a)	50,000	30,956
TJX Companies, Inc.	698,600	47,910
		78,866
Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. Class B	400,000	38,460
Ralph Lauren Corp.	225,000	41,661
VF Corp.	900,000	67,410
		147,531
TOTAL CONSUMER DISCRETIONARY		554,574
CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,421,700	136,924
Food Products - 2.7%
Bunge Ltd.	588,800	53,528
Diamond Foods, Inc. (a)	20,380	575
Keurig Green Mountain, Inc.	360,000	47,662
Mondelez International, Inc.	1,525,000	55,396
		157,161
Household Products - 1.9%
Procter & Gamble Co.	1,194,700	108,825
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	400,000	30,480
Tobacco - 0.7%
Altria Group, Inc.	800,000	39,416
TOTAL CONSUMER STAPLES		472,806
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	528,350	43,589
Cheniere Energy Partners LP	1,000,000	32,000
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	540,000	$ 49,718
EQT Midstream Partners LP	400,000	35,200
Kinder Morgan Holding Co. LLC	813,000	34,398
MPLX LP	600,000	44,094
Phillips 66 Co.	250,000	17,925
The Williams Companies, Inc.	947,000	42,558
		299,482
FINANCIALS - 19.4%
Banks - 9.3%
Bank of America Corp.	7,277,200	130,189
Citigroup, Inc.	1,500,000	81,165
JPMorgan Chase & Co.	1,907,000	119,340
SunTrust Banks, Inc.	1,264,900	52,999
Wells Fargo & Co.	2,769,167	151,806
		535,499
Capital Markets - 3.8%
E*TRADE Financial Corp. (a)	1,481,700	35,939
Goldman Sachs Group, Inc.	325,000	62,995
Invesco Ltd.	1,350,000	53,352
Morgan Stanley	1,798,700	69,790
		222,076
Consumer Finance - 1.6%
American Express Co.	967,092	89,978
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	750,000	112,613
McGraw Hill Financial, Inc.	935,625	83,252
Moody's Corp.	300,000	28,743
		224,608
Insurance - 0.8%
American International Group, Inc.	800,000	44,808
TOTAL FINANCIALS		1,116,969
HEALTH CARE - 17.5%
Biotechnology - 6.5%
Actelion Ltd.	175,000	20,295
Alexion Pharmaceuticals, Inc. (a)	300,000	55,509
Amgen, Inc.	769,900	122,637
Biogen Idec, Inc. (a)	269,600	91,516
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genmab A/S (a)	420,000	$ 24,588
Gilead Sciences, Inc. (a)	514,800	48,525
Seattle Genetics, Inc. (a)	314,300	10,098
		373,168
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	3,391,400	44,936
Medtronic, Inc.	700,000	50,540
		95,476
Health Care Providers & Services - 1.1%
McKesson Corp.	300,000	62,274
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	151,864	28,031
Thermo Fisher Scientific, Inc.	525,000	65,777
		93,808
Pharmaceuticals - 6.6%
Actavis PLC (a)	375,000	96,529
Johnson & Johnson	1,350,000	141,170
Mallinckrodt PLC (a)	450,000	44,564
Shire PLC sponsored ADR	220,000	46,759
Teva Pharmaceutical Industries Ltd. sponsored ADR	700,000	40,257
Theravance, Inc. (d)	746,233	10,559
		379,838
TOTAL HEALTH CARE		1,004,564
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	654,200	65,368
Huntington Ingalls Industries, Inc.	425,000	47,796
Textron, Inc.	1,658,600	69,844
		183,008
Airlines - 1.7%
American Airlines Group, Inc.	1,125,000	60,334
Delta Air Lines, Inc.	700,000	34,433
		94,767
Industrial Conglomerates - 1.0%
Danaher Corp.	691,900	59,303
Machinery - 2.3%
Cummins, Inc.	389,000	56,082
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	525,000	$ 46,447
Manitowoc Co., Inc.	1,361,400	30,087
		132,616
Road & Rail - 2.0%
Union Pacific Corp.	961,600	114,555
TOTAL INDUSTRIALS		584,249
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.	2,000,000	23,680
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	2,370,476	127,555
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	600,000	37,776
Alibaba Group Holding Ltd. sponsored ADR	233,600	24,280
Facebook, Inc. Class A (a)	1,450,000	113,129
Google, Inc.:
Class A (a)	149,800	79,493
Class C (a)	149,800	78,855
		333,533
IT Services - 3.0%
Fidelity National Information Services, Inc.	860,700	53,536
MasterCard, Inc. Class A	550,000	47,388
Visa, Inc. Class A	275,000	72,105
		173,029
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	2,150,000	53,578
Freescale Semiconductor, Inc. (a)(d)	1,359,485	34,300
NXP Semiconductors NV (a)	640,198	48,911
		136,789
Software - 3.9%
Adobe Systems, Inc. (a)	1,175,000	85,423
Microsoft Corp.	2,600,000	120,770
salesforce.com, Inc. (a)	325,000	19,276
		225,469
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	2,390,200	$ 263,825
Samsung Electronics Co. Ltd.	38,725	46,791
		310,616
TOTAL INFORMATION TECHNOLOGY		1,330,671
MATERIALS - 5.7%
Chemicals - 4.7%
Agrium, Inc. (d)	300,000	28,404
Airgas, Inc.	350,000	40,313
CF Industries Holdings, Inc.	175,000	47,695
E.I. du Pont de Nemours & Co.	600,000	44,364
Ecolab, Inc.	358,000	37,418
Monsanto Co.	634,900	75,852
		274,046
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	227,000	25,043
Vulcan Materials Co.	465,599	30,604
		55,647
TOTAL MATERIALS		329,693
TOTAL COMMON STOCKS (Cost $4,164,120)		5,693,008
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 3/12/15 to 3/19/15 (e) (Cost $3,340)	$ 3,340	3,340
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	67,308,961	$ 67,309
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	55,268,650	55,269
TOTAL MONEY MARKET FUNDS (Cost $122,578)		122,578
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,290,038)		5,818,926
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(69,147)
NET ASSETS - 100%		$ 5,749,779
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
236 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 24,218	$ 568

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 63
Fidelity Securities Lending Cash Central Fund	785
Total	$ 848
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 554,574	$ 554,574	$ -	$ -
Consumer Staples	472,806	472,806	-	-
Energy	299,482	299,482	-	-
Financials	1,116,969	1,116,969	-	-
Health Care	1,004,564	1,004,564	-	-
Industrials	584,249	584,249	-	-
Information Technology	1,330,671	1,283,880	46,791	-
Materials	329,693	329,693	-	-
U.S. Government and Government Agency Obligations	3,340	-	3,340	-
Money Market Funds	122,578	122,578	-	-
Total Investments in Securities:	$ 5,818,926	$ 5,768,795	$ 50,131	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 568	$ 568	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 568	$ -
Total Value of Derivatives	$ 568	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,841) - See accompanying schedule: Unaffiliated issuers (cost $4,167,460)	$ 5,696,348
Fidelity Central Funds (cost $122,578)	122,578
Total Investments (cost $4,290,038)		$ 5,818,926
Cash		1
Receivable for fund shares sold		1,925
Dividends receivable		4,776
Distributions receivable from Fidelity Central Funds		80
Prepaid expenses		11
Other receivables		260
Total assets		5,825,979

Liabilities
Payable for investments purchased	$ 8,010
Payable for fund shares redeemed	9,991
Accrued management fee	1,623
Payable for daily variation margin for derivative instruments	287
Other affiliated payables	768
Other payables and accrued expenses	252
Collateral on securities loaned, at value	55,269
Total liabilities		76,200

Net Assets		$ 5,749,779
Net Assets consist of:
Paid in capital		$ 4,173,671
Undistributed net investment income		4,229
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,435
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,529,444
Net Assets		$ 5,749,779

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,796,989 ÷ 111,937 shares)	$ 42.85

Class K: Net Asset Value, offering price and redemption price per share ($952,790 ÷ 22,244 shares)	$ 42.83

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Amounts in thousands Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 36,505
Interest		1
Income from Fidelity Central Funds		848
Total income		37,354

Expenses
Management fee	$ 9,716
Transfer agent fees	4,036
Accounting and security lending fees	565
Custodian fees and expenses	43
Independent trustees' compensation	13
Registration fees	31
Audit	40
Legal	18
Miscellaneous	20
Total expenses before reductions	14,482
Expense reductions	(10)	14,472
Net investment income (loss)		22,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,076
Foreign currency transactions	53
Futures contracts	5,414
Total net realized gain (loss)		277,543
Change in net unrealized appreciation (depreciation) on: Investment securities	28,346
Assets and liabilities in foreign currencies	(27)
Futures contracts	115
Total change in net unrealized appreciation (depreciation)		28,434
Net gain (loss)		305,977
Net increase (decrease) in net assets resulting from operations		$ 328,859

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,882	$ 48,684
Net realized gain (loss)	277,543	559,171
Change in net unrealized appreciation (depreciation)	28,434	617,936
Net increase (decrease) in net assets resulting from operations	328,859	1,225,791
Distributions to shareholders from net investment income	(39,297)	(45,770)
Distributions to shareholders from net realized gain	(600,920)	(408,221)
Total distributions	(640,217)	(453,991)
Share transactions - net increase (decrease)	131,291	(286,775)
Total increase (decrease) in net assets	(180,067)	485,025

Net Assets
Beginning of period	5,929,846	5,444,821
End of period (including undistributed net investment income of $4,229 and undistributed net investment income of $20,644, respectively)	$ 5,749,779	$ 5,929,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Income from Investment Operations
Net investment income (loss) D	.17	.35	.44	.37	.27 G	.23
Net realized and unrealized gain (loss)	2.24	8.61	5.31	.02	8.27	2.25
Total from investment operations	2.41	8.96	5.75	.39	8.54	2.48
Distributions from net investment income	(.30)	(.32)	(.49)	(.23)	(.27)	(.35)
Distributions from net realized gain	(4.68)	(2.98)	-	-	-	-
Total distributions	(4.98)	(3.31) I	(.49)	(.23)	(.27)	(.35)
Net asset value, end of period	$ 42.85	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Total ReturnB, C	5.97%	23.70%	16.85%	1.21%	32.89%	10.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%A	.53%	.56%	.58%	.59%	.61%
Expenses net of fee waivers, if any	.53%A	.53%	.56%	.58%	.59%	.61%
Expenses net of all reductions	.53%A	.53%	.55%	.58%	.58%	.60%
Net investment income (loss)	.78% A	.82%	1.18%	1.13%	.86% G	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,797	$ 4,811	$ 4,451	$ 4,364	$ 5,072	$ 4,412
Portfolio turnover rateF	63% A	93%	113%	102%	88%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Income from Investment Operations
Net investment income (loss) D	.19	.40	.49	.42	.32 G	.28
Net realized and unrealized gain (loss)	2.25	8.60	5.31	.02	8.27	2.24
Total from investment operations	2.44	9.00	5.80	.44	8.59	2.52
Distributions from net investment income	(.35)	(.38)	(.54)	(.27)	(.32)	(.40)
Distributions from net realized gain	(4.68)	(2.98)	-	-	-	-
Total distributions	(5.03)	(3.36)	(.54)	(.27)	(.32)	(.40)
Net asset value, end of period	$ 42.83	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Total ReturnB, C	6.04%	23.83%	17.03%	1.37%	33.10%	10.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.41%A	.41%	.42%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.41%A	.41%	.42%	.43%	.43%	.44%
Expenses net of all reductions	.41%A	.41%	.41%	.42%	.42%	.43%
Net investment income (loss)	.90% A	.94%	1.32%	1.29%	1.02% G	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 953	$ 1,119	$ 994	$ 814	$ 663	$ 426
Portfolio turnover rateF	63% A	93%	113%	102%	88%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,551,390
Gross unrealized depreciation	(27,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,523,679

Tax cost	$ 4,295,247

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,414 and a change in net unrealized appreciation (depreciation) of $115 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,765,760 and $2,128,578, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 3,804.16
Class K	232.05
	$ 4,036

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $785. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Fund expenses during the period in the amount of $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
From net investment income
Fidelity Fund	$ 31,557	$ 36,308
Class K	7,740	9,462
Total	$ 39,297	$ 45,770
From net realized gain
Fidelity Fund	$ 495,741	$ 333,629
Class K	105,179	74,592
Total	$ 600,920	$ 408,221

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Fund
Shares sold	1,977	4,764	$ 85,373	$ 199,883
Reinvestment of distributions	11,899	8,565	494,064	347,036
Shares redeemed	(7,873)	(19,322)	(340,713)	(815,615)
Net increase (decrease)	6,003	(5,993)	$ 238,724	$ (268,696)
Class K
Shares sold	1,848	3,722	$ 80,291	$ 157,689
Reinvestment of distributions	2,722	2,075	112,919	84,054
Shares redeemed	(6,951)	(6,150)	(300,643)	(259,822)
Net increase (decrease)	(2,381)	(353)	$ (107,433)	$ (18,079)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-K-USAN-0215
1.863257.106

Fidelity®

Fund

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,059.70	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70
Class K	.41%
Actual		$ 1,000.00	$ 1,060.40	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
Wells Fargo & Co.	2.6	2.7
Johnson & Johnson	2.4	2.0
CVS Health Corp.	2.4	1.8
Bank of America Corp.	2.3	1.8
The Walt Disney Co.	2.3	2.0
Amphenol Corp. Class A	2.2	1.9
Amgen, Inc.	2.1	1.4
Microsoft Corp.	2.1	2.1
JPMorgan Chase & Co.	2.1	1.8
	25.1
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.1	20.2
Financials	19.4	15.8
Health Care	17.5	15.4
Industrials	10.2	13.9
Consumer Discretionary	9.7	7.0
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks and Equity Futures 99.4%		Stocks and Equity Futures 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	9.8%	** Foreign investments	8.5%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	1,145,098	$ 93,955
Media - 4.1%
Comcast Corp. Class A	1,807,000	104,824
The Walt Disney Co.	1,373,800	129,398
		234,222
Specialty Retail - 1.4%
AutoZone, Inc. (a)	50,000	30,956
TJX Companies, Inc.	698,600	47,910
		78,866
Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. Class B	400,000	38,460
Ralph Lauren Corp.	225,000	41,661
VF Corp.	900,000	67,410
		147,531
TOTAL CONSUMER DISCRETIONARY		554,574
CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,421,700	136,924
Food Products - 2.7%
Bunge Ltd.	588,800	53,528
Diamond Foods, Inc. (a)	20,380	575
Keurig Green Mountain, Inc.	360,000	47,662
Mondelez International, Inc.	1,525,000	55,396
		157,161
Household Products - 1.9%
Procter & Gamble Co.	1,194,700	108,825
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	400,000	30,480
Tobacco - 0.7%
Altria Group, Inc.	800,000	39,416
TOTAL CONSUMER STAPLES		472,806
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	528,350	43,589
Cheniere Energy Partners LP	1,000,000	32,000
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	540,000	$ 49,718
EQT Midstream Partners LP	400,000	35,200
Kinder Morgan Holding Co. LLC	813,000	34,398
MPLX LP	600,000	44,094
Phillips 66 Co.	250,000	17,925
The Williams Companies, Inc.	947,000	42,558
		299,482
FINANCIALS - 19.4%
Banks - 9.3%
Bank of America Corp.	7,277,200	130,189
Citigroup, Inc.	1,500,000	81,165
JPMorgan Chase & Co.	1,907,000	119,340
SunTrust Banks, Inc.	1,264,900	52,999
Wells Fargo & Co.	2,769,167	151,806
		535,499
Capital Markets - 3.8%
E*TRADE Financial Corp. (a)	1,481,700	35,939
Goldman Sachs Group, Inc.	325,000	62,995
Invesco Ltd.	1,350,000	53,352
Morgan Stanley	1,798,700	69,790
		222,076
Consumer Finance - 1.6%
American Express Co.	967,092	89,978
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	750,000	112,613
McGraw Hill Financial, Inc.	935,625	83,252
Moody's Corp.	300,000	28,743
		224,608
Insurance - 0.8%
American International Group, Inc.	800,000	44,808
TOTAL FINANCIALS		1,116,969
HEALTH CARE - 17.5%
Biotechnology - 6.5%
Actelion Ltd.	175,000	20,295
Alexion Pharmaceuticals, Inc. (a)	300,000	55,509
Amgen, Inc.	769,900	122,637
Biogen Idec, Inc. (a)	269,600	91,516
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genmab A/S (a)	420,000	$ 24,588
Gilead Sciences, Inc. (a)	514,800	48,525
Seattle Genetics, Inc. (a)	314,300	10,098
		373,168
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	3,391,400	44,936
Medtronic, Inc.	700,000	50,540
		95,476
Health Care Providers & Services - 1.1%
McKesson Corp.	300,000	62,274
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	151,864	28,031
Thermo Fisher Scientific, Inc.	525,000	65,777
		93,808
Pharmaceuticals - 6.6%
Actavis PLC (a)	375,000	96,529
Johnson & Johnson	1,350,000	141,170
Mallinckrodt PLC (a)	450,000	44,564
Shire PLC sponsored ADR	220,000	46,759
Teva Pharmaceutical Industries Ltd. sponsored ADR	700,000	40,257
Theravance, Inc. (d)	746,233	10,559
		379,838
TOTAL HEALTH CARE		1,004,564
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	654,200	65,368
Huntington Ingalls Industries, Inc.	425,000	47,796
Textron, Inc.	1,658,600	69,844
		183,008
Airlines - 1.7%
American Airlines Group, Inc.	1,125,000	60,334
Delta Air Lines, Inc.	700,000	34,433
		94,767
Industrial Conglomerates - 1.0%
Danaher Corp.	691,900	59,303
Machinery - 2.3%
Cummins, Inc.	389,000	56,082
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	525,000	$ 46,447
Manitowoc Co., Inc.	1,361,400	30,087
		132,616
Road & Rail - 2.0%
Union Pacific Corp.	961,600	114,555
TOTAL INDUSTRIALS		584,249
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.	2,000,000	23,680
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	2,370,476	127,555
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	600,000	37,776
Alibaba Group Holding Ltd. sponsored ADR	233,600	24,280
Facebook, Inc. Class A (a)	1,450,000	113,129
Google, Inc.:
Class A (a)	149,800	79,493
Class C (a)	149,800	78,855
		333,533
IT Services - 3.0%
Fidelity National Information Services, Inc.	860,700	53,536
MasterCard, Inc. Class A	550,000	47,388
Visa, Inc. Class A	275,000	72,105
		173,029
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	2,150,000	53,578
Freescale Semiconductor, Inc. (a)(d)	1,359,485	34,300
NXP Semiconductors NV (a)	640,198	48,911
		136,789
Software - 3.9%
Adobe Systems, Inc. (a)	1,175,000	85,423
Microsoft Corp.	2,600,000	120,770
salesforce.com, Inc. (a)	325,000	19,276
		225,469
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	2,390,200	$ 263,825
Samsung Electronics Co. Ltd.	38,725	46,791
		310,616
TOTAL INFORMATION TECHNOLOGY		1,330,671
MATERIALS - 5.7%
Chemicals - 4.7%
Agrium, Inc. (d)	300,000	28,404
Airgas, Inc.	350,000	40,313
CF Industries Holdings, Inc.	175,000	47,695
E.I. du Pont de Nemours & Co.	600,000	44,364
Ecolab, Inc.	358,000	37,418
Monsanto Co.	634,900	75,852
		274,046
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	227,000	25,043
Vulcan Materials Co.	465,599	30,604
		55,647
TOTAL MATERIALS		329,693
TOTAL COMMON STOCKS (Cost $4,164,120)		5,693,008
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 3/12/15 to 3/19/15 (e) (Cost $3,340)	$ 3,340	3,340
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	67,308,961	$ 67,309
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	55,268,650	55,269
TOTAL MONEY MARKET FUNDS (Cost $122,578)		122,578
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,290,038)		5,818,926
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(69,147)
NET ASSETS - 100%		$ 5,749,779
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
236 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 24,218	$ 568

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 63
Fidelity Securities Lending Cash Central Fund	785
Total	$ 848
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 554,574	$ 554,574	$ -	$ -
Consumer Staples	472,806	472,806	-	-
Energy	299,482	299,482	-	-
Financials	1,116,969	1,116,969	-	-
Health Care	1,004,564	1,004,564	-	-
Industrials	584,249	584,249	-	-
Information Technology	1,330,671	1,283,880	46,791	-
Materials	329,693	329,693	-	-
U.S. Government and Government Agency Obligations	3,340	-	3,340	-
Money Market Funds	122,578	122,578	-	-
Total Investments in Securities:	$ 5,818,926	$ 5,768,795	$ 50,131	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 568	$ 568	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 568	$ -
Total Value of Derivatives	$ 568	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,841) - See accompanying schedule: Unaffiliated issuers (cost $4,167,460)	$ 5,696,348
Fidelity Central Funds (cost $122,578)	122,578
Total Investments (cost $4,290,038)		$ 5,818,926
Cash		1
Receivable for fund shares sold		1,925
Dividends receivable		4,776
Distributions receivable from Fidelity Central Funds		80
Prepaid expenses		11
Other receivables		260
Total assets		5,825,979

Liabilities
Payable for investments purchased	$ 8,010
Payable for fund shares redeemed	9,991
Accrued management fee	1,623
Payable for daily variation margin for derivative instruments	287
Other affiliated payables	768
Other payables and accrued expenses	252
Collateral on securities loaned, at value	55,269
Total liabilities		76,200

Net Assets		$ 5,749,779
Net Assets consist of:
Paid in capital		$ 4,173,671
Undistributed net investment income		4,229
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,435
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,529,444
Net Assets		$ 5,749,779

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,796,989 ÷ 111,937 shares)	$ 42.85

Class K: Net Asset Value, offering price and redemption price per share ($952,790 ÷ 22,244 shares)	$ 42.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 36,505
Interest		1
Income from Fidelity Central Funds		848
Total income		37,354

Expenses
Management fee	$ 9,716
Transfer agent fees	4,036
Accounting and security lending fees	565
Custodian fees and expenses	43
Independent trustees' compensation	13
Registration fees	31
Audit	40
Legal	18
Miscellaneous	20
Total expenses before reductions	14,482
Expense reductions	(10)	14,472
Net investment income (loss)		22,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,076
Foreign currency transactions	53
Futures contracts	5,414
Total net realized gain (loss)		277,543
Change in net unrealized appreciation (depreciation) on: Investment securities	28,346
Assets and liabilities in foreign currencies	(27)
Futures contracts	115
Total change in net unrealized appreciation (depreciation)		28,434
Net gain (loss)		305,977
Net increase (decrease) in net assets resulting from operations		$ 328,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,882	$ 48,684
Net realized gain (loss)	277,543	559,171
Change in net unrealized appreciation (depreciation)	28,434	617,936
Net increase (decrease) in net assets resulting from operations	328,859	1,225,791
Distributions to shareholders from net investment income	(39,297)	(45,770)
Distributions to shareholders from net realized gain	(600,920)	(408,221)
Total distributions	(640,217)	(453,991)
Share transactions - net increase (decrease)	131,291	(286,775)
Total increase (decrease) in net assets	(180,067)	485,025

Net Assets
Beginning of period	5,929,846	5,444,821
End of period (including undistributed net investment income of $4,229 and undistributed net investment income of $20,644, respectively)	$ 5,749,779	$ 5,929,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Income from Investment Operations
Net investment income (loss) D	.17	.35	.44	.37	.27 G	.23
Net realized and unrealized gain (loss)	2.24	8.61	5.31	.02	8.27	2.25
Total from investment operations	2.41	8.96	5.75	.39	8.54	2.48
Distributions from net investment income	(.30)	(.32)	(.49)	(.23)	(.27)	(.35)
Distributions from net realized gain	(4.68)	(2.98)	-	-	-	-
Total distributions	(4.98)	(3.31) I	(.49)	(.23)	(.27)	(.35)
Net asset value, end of period	$ 42.85	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Total ReturnB, C	5.97%	23.70%	16.85%	1.21%	32.89%	10.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%A	.53%	.56%	.58%	.59%	.61%
Expenses net of fee waivers, if any	.53%A	.53%	.56%	.58%	.59%	.61%
Expenses net of all reductions	.53%A	.53%	.55%	.58%	.58%	.60%
Net investment income (loss)	.78% A	.82%	1.18%	1.13%	.86% G	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,797	$ 4,811	$ 4,451	$ 4,364	$ 5,072	$ 4,412
Portfolio turnover rateF	63% A	93%	113%	102%	88%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Income from Investment Operations
Net investment income (loss) D	.19	.40	.49	.42	.32 G	.28
Net realized and unrealized gain (loss)	2.25	8.60	5.31	.02	8.27	2.24
Total from investment operations	2.44	9.00	5.80	.44	8.59	2.52
Distributions from net investment income	(.35)	(.38)	(.54)	(.27)	(.32)	(.40)
Distributions from net realized gain	(4.68)	(2.98)	-	-	-	-
Total distributions	(5.03)	(3.36)	(.54)	(.27)	(.32)	(.40)
Net asset value, end of period	$ 42.83	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Total ReturnB, C	6.04%	23.83%	17.03%	1.37%	33.10%	10.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.41%A	.41%	.42%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.41%A	.41%	.42%	.43%	.43%	.44%
Expenses net of all reductions	.41%A	.41%	.41%	.42%	.42%	.43%
Net investment income (loss)	.90% A	.94%	1.32%	1.29%	1.02% G	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 953	$ 1,119	$ 994	$ 814	$ 663	$ 426
Portfolio turnover rateF	63% A	93%	113%	102%	88%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,551,390
Gross unrealized depreciation	(27,711)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,523,679

Tax cost	$ 4,295,247

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,414 and a change in net unrealized appreciation (depreciation) of $115 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,765,760 and $2,128,578, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 3,804.16
Class K	232.05
	$ 4,036

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $785. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Fund expenses during the period in the amount of $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
From net investment income
Fidelity Fund	$ 31,557	$ 36,308
Class K	7,740	9,462
Total	$ 39,297	$ 45,770
From net realized gain
Fidelity Fund	$ 495,741	$ 333,629
Class K	105,179	74,592
Total	$ 600,920	$ 408,221

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11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Fund
Shares sold	1,977	4,764	$ 85,373	$ 199,883
Reinvestment of distributions	11,899	8,565	494,064	347,036
Shares redeemed	(7,873)	(19,322)	(340,713)	(815,615)
Net increase (decrease)	6,003	(5,993)	$ 238,724	$ (268,696)
Class K
Shares sold	1,848	3,722	$ 80,291	$ 157,689
Reinvestment of distributions	2,722	2,075	112,919	84,054
Shares redeemed	(6,951)	(6,150)	(300,643)	(259,822)
Net increase (decrease)	(2,381)	(353)	$ (107,433)	$ (18,079)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

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FID-USAN-0215
1.787780.111

Fidelity®

Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Growth Discovery	.79%
Actual		$ 1,000.00	$ 1,024.90	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.66%
Actual		$ 1,000.00	$ 1,025.50	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.6	7.4
Apple, Inc.	6.1	2.3
Gilead Sciences, Inc.	5.0	4.2
Keurig Green Mountain, Inc.	3.2	3.0
Actavis PLC	2.2	1.9
Google, Inc. Class C	2.2	2.4
Danaher Corp.	2.0	1.9
The Blackstone Group LP	1.9	1.9
United Technologies Corp.	1.9	1.7
Procter & Gamble Co.	1.9	1.6
	35.0
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.9	28.0
Health Care	18.1	14.5
Industrials	12.8	10.5
Consumer Discretionary	11.6	15.2
Consumer Staples	8.6	8.7
Asset Allocation (% of fund's net assets)
As of December 31, 2014 *		As of June 30, 2014 **
	Stocks and Equity Futures 96.4%		Stocks and Equity Futures 99.4%
	Convertible Securities 0.6%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	12.1%	** Foreign investments	11.0%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 1.9%
Harley-Davidson, Inc.	215,994	$ 14,236
Tesla Motors, Inc. (a)(d)	43,010	9,566
		23,802
Distributors - 0.2%
LKQ Corp. (a)	109,400	3,076
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	61,200	2,877
G8 Education Ltd.	290,290	981
H&R Block, Inc.	94,188	3,172
Houghton Mifflin Harcourt Co. (a)	96,000	1,988
		9,018
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. (a)	10,821	7,407
Domino's Pizza, Inc.	102,800	9,681
Dunkin' Brands Group, Inc.	117,469	5,010
Starbucks Corp.	213,226	17,495
Yum! Brands, Inc.	109,237	7,958
		47,551
Leisure Products - 0.0%
NJOY, Inc. (a)(f)	56,145	453
Media - 0.6%
Comcast Corp. Class A (special) (non-vtg.)	121,843	7,014
Specialty Retail - 3.3%
Home Depot, Inc.	207,824	21,815
Lowe's Companies, Inc.	66,900	4,603
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	116,604	14,907
		41,325
Textiles, Apparel & Luxury Goods - 1.0%
ECLAT Textile Co. Ltd.	11,436	115
NIKE, Inc. Class B	134,967	12,977
		13,092
TOTAL CONSUMER DISCRETIONARY		145,331
CONSUMER STAPLES - 8.6%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	4,800	146
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	120,224	$ 6,298
The Coca-Cola Co.	136,336	5,756
		12,200
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	105,351	5,312
Food Products - 4.5%
Keurig Green Mountain, Inc.	305,872	40,496
Mead Johnson Nutrition Co. Class A	84,329	8,478
The Hershey Co.	77,697	8,075
		57,049
Household Products - 1.9%
Procter & Gamble Co.	256,686	23,382
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,900	3,421
Herbalife Ltd.	190,633	7,187
		10,608
TOTAL CONSUMER STAPLES		108,551
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Halliburton Co.	261,500	10,285
Oceaneering International, Inc.	102,056	6,002
Pason Systems, Inc.	213,206	4,017
RigNet, Inc. (a)	115,961	4,758
		25,062
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	68,400	4,815
Continental Resources, Inc. (a)(d)	136,252	5,227
Emerge Energy Services LP	32,100	1,733
EOG Resources, Inc.	73,500	6,767
Golar LNG Ltd.	196,161	7,154
Hoegh LNG Holdings Ltd. (a)	98,700	1,089
Noble Energy, Inc.	50,600	2,400
		29,185
TOTAL ENERGY		54,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.6%
Banks - 1.5%
First Republic Bank	104,800	$ 5,462
HDFC Bank Ltd.	31,265	536
HDFC Bank Ltd. sponsored ADR	257,455	13,066
		19,064
Capital Markets - 5.0%
BlackRock, Inc. Class A	31,494	11,261
E*TRADE Financial Corp. (a)	401,459	9,737
Invesco Ltd.	279,284	11,037
JMP Group, Inc.	64,700	493
The Blackstone Group LP	718,619	24,311
Virtus Investment Partners, Inc.	36,900	6,291
		63,130
Consumer Finance - 0.5%
American Express Co.	70,084	6,521
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	23,600	3,544
McGraw Hill Financial, Inc.	104,512	9,299
		12,843
Real Estate Management & Development - 0.5%
Leopalace21 Corp. (a)	73,800	466
Realogy Holdings Corp. (a)	132,581	5,899
		6,365
TOTAL FINANCIALS		107,923
HEALTH CARE - 18.1%
Biotechnology - 11.5%
Acceleron Pharma, Inc. (a)	48,400	1,886
Actelion Ltd.	17,384	2,016
Alexion Pharmaceuticals, Inc. (a)	52,594	9,731
Biogen Idec, Inc. (a)	63,279	21,480
BioMarin Pharmaceutical, Inc. (a)	89,996	8,136
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	108
Enanta Pharmaceuticals, Inc. (a)(d)	122,584	6,233
Gilead Sciences, Inc. (a)	669,463	63,104
Insmed, Inc. (a)	342,678	5,301
Medivation, Inc. (a)	71,800	7,152
Ophthotech Corp. (a)	48,445	2,174
Pfenex, Inc. (a)	107,100	784
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Puma Biotechnology, Inc. (a)	14,700	$ 2,782
Vanda Pharmaceuticals, Inc. (a)	151,748	2,173
Vertex Pharmaceuticals, Inc. (a)	101,400	12,046
		145,106
Health Care Equipment & Supplies - 0.2%
Novadaq Technologies, Inc. (a)	194,800	3,238
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	119,708	2,141
Health Care Technology - 0.2%
Cerner Corp. (a)	35,913	2,322
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	57,526	10,618
Pharmaceuticals - 5.2%
AbbVie, Inc.	206,402	13,507
Actavis PLC (a)	108,377	27,897
Astellas Pharma, Inc.	802,500	11,172
Perrigo Co. PLC	40,432	6,759
Shire PLC	89,800	6,367
		65,702
TOTAL HEALTH CARE		229,127
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.4%
Textron, Inc.	186,900	7,870
TransDigm Group, Inc.	54,527	10,706
United Technologies Corp.	208,412	23,967
		42,543
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	91,353	6,511
Building Products - 0.6%
A.O. Smith Corp.	143,444	8,092
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	157,291	7,029
Electrical Equipment - 0.5%
AMETEK, Inc.	88,945	4,681
Power Solutions International, Inc. (a)(d)	34,221	1,766
		6,447
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.7%
Danaher Corp.	300,255	$ 25,735
Roper Industries, Inc.	53,114	8,304
		34,039
Machinery - 2.0%
Allison Transmission Holdings, Inc.	203,300	6,892
Caterpillar, Inc.	89,034	8,149
Manitowoc Co., Inc.	365,847	8,085
Sarine Technologies Ltd.	564,000	1,044
Sun Hydraulics Corp.	14,500	571
		24,741
Professional Services - 1.1%
Corporate Executive Board Co.	53,600	3,888
Verisk Analytics, Inc. (a)	103,867	6,653
WageWorks, Inc. (a)	50,973	3,291
		13,832
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	125,400	10,565
Union Pacific Corp.	59,500	7,088
		17,653
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)	2,470,000	1,196
TOTAL INDUSTRIALS		162,083
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.4%
QUALCOMM, Inc.	74,600	5,545
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	138,863	8,783
Internet Software & Services - 13.9%
Baidu.com, Inc. sponsored ADR (a)	31,200	7,113
Cvent, Inc. (a)(d)	151,731	4,224
Facebook, Inc. Class A (a)	1,395,991	108,915
Google, Inc.:
Class A (a)	36,552	19,397
Class C (a)	51,752	27,242
SPS Commerce, Inc. (a)	3,468	196
Textura Corp. (a)(d)	286,739	8,163
		175,250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.0%
Gartner, Inc. Class A (a)	107,218	$ 9,029
Visa, Inc. Class A	60,524	15,869
		24,898
Semiconductors & Semiconductor Equipment - 0.0%
Cirrus Logic, Inc. (a)	20,005	472
Software - 5.3%
Activision Blizzard, Inc.	113,287	2,283
Adobe Systems, Inc. (a)	62,300	4,529
Computer Modelling Group Ltd.	276,400	2,841
Electronic Arts, Inc. (a)	423,734	19,922
salesforce.com, Inc. (a)	363,864	21,581
SolarWinds, Inc. (a)	198,281	9,880
SS&C Technologies Holdings, Inc.	92,120	5,388
		66,424
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	699,246	77,183
TOTAL INFORMATION TECHNOLOGY		358,555
MATERIALS - 2.7%
Chemicals - 1.6%
FMC Corp.	52,042	2,968
Potash Corp. of Saskatchewan, Inc.	129,900	4,592
Sherwin-Williams Co.	47,095	12,388
		19,948
Construction Materials - 1.1%
Caesarstone Sdot-Yam Ltd.	108,300	6,479
Eagle Materials, Inc.	55,098	4,189
James Hardie Industries PLC sponsored ADR	52,527	2,857
		13,525
TOTAL MATERIALS		33,473
TOTAL COMMON STOCKS (Cost $921,990)		1,199,290
Convertible Preferred Stocks - 0.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(f)	239,736	$ 1,206
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. 8.00% (f)	162,572	5,417
IT Services - 0.1%
AppNexus, Inc. Series E (f)	48,212	1,261
TOTAL INFORMATION TECHNOLOGY		6,678
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		7,884
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/15/15 to 2/12/15 (e) (Cost $530)	$ 530	530
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	56,470,557	56,471
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	25,707,516	25,708
TOTAL MONEY MARKET FUNDS (Cost $82,179)		82,179
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,009,295)		1,289,883
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(26,991)
NET ASSETS - 100%		$ 1,262,892
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 16,121	$ 243
12 ICE Russell 2000 Index Contracts (United States)	March 2015	1,441	52
TOTAL EQUITY INDEX CONTRACTS		$ 17,562	$ 295

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,337,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	624
Total	$ 652
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,537	$ 143,782	$ 1,096	$ 1,659
Consumer Staples	108,551	108,405	146	-
Energy	54,247	54,247	-	-
Financials	107,923	106,921	1,002	-
Health Care	229,127	209,339	19,788	-
Industrials	162,083	159,843	2,240	-
Information Technology	365,233	358,555	-	6,678
Materials	33,473	33,473	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	82,179	82,179	-	-
Total Investments in Securities:	$ 1,289,883	$ 1,256,744	$ 24,802	$ 8,337
Derivative Instruments:
Assets
Futures Contracts	$ 295	$ 295	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 295	$ -
Total Value of Derivatives	$ 295	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.9%
Ireland	3.4%
Bermuda	1.7%
India	1.3%
Canada	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,976) - See accompanying schedule: Unaffiliated issuers (cost $927,116)	$ 1,207,704
Fidelity Central Funds (cost $82,179)	82,179
Total Investments (cost $1,009,295)		$ 1,289,883
Receivable for investments sold		40
Receivable for fund shares sold		1,628
Dividends receivable		227
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		3
Other receivables		23
Total assets		1,291,844

Liabilities
Payable for investments purchased	$ 154
Payable for fund shares redeemed	2,114
Accrued management fee	578
Payable for daily variation margin for derivative instruments	161
Other affiliated payables	201
Other payables and accrued expenses	36
Collateral on securities loaned, at value	25,708
Total liabilities		28,952

Net Assets		$ 1,262,892
Net Assets consist of:
Paid in capital		$ 1,224,925
Undistributed net investment income		770
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(243,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		280,872
Net Assets		$ 1,262,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,061,740 ÷ 44,957 shares)	$ 23.62

Class K: Net Asset Value, offering price and redemption price per share ($201,152 ÷ 8,521 shares)	$ 23.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,930
Income from Fidelity Central Funds (including $624 from security lending)		652
Total income		6,582

Expenses
Management fee Basic fee	$ 3,511
Performance adjustment	117
Transfer agent fees	1,002
Accounting and security lending fees	208
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	22
Audit	37
Legal	4
Miscellaneous	4
Total expenses before reductions	4,932
Expense reductions	(8)	4,924
Net investment income (loss)		1,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,480
Foreign currency transactions	(58)
Futures contracts	965
Total net realized gain (loss)		44,387
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,176)
Assets and liabilities in foreign currencies	(1)
Futures contracts	4
Total change in net unrealized appreciation (depreciation)		(15,173)
Net gain (loss)		29,214
Net increase (decrease) in net assets resulting from operations		$ 30,872

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,658	$ 1,333
Net realized gain (loss)	44,387	170,050
Change in net unrealized appreciation (depreciation)	(15,173)	124,677
Net increase (decrease) in net assets resulting from operations	30,872	296,060
Distributions to shareholders from net investment income	(1,605)	(1,240)
Distributions to shareholders from net realized gain	-	(308)
Total distributions	(1,605)	(1,548)
Share transactions - net increase (decrease)	(28,813)	64,284
Total increase (decrease) in net assets	454	358,796

Net Assets
Beginning of period	1,262,438	903,642
End of period (including undistributed net investment income of $770 and undistributed net investment income of $717, respectively)	$ 1,262,892	$ 1,262,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.03	.02	.07	.04	.05	.01
Net realized and unrealized gain (loss)	.54	5.63	2.35	.26	4.37	1.52
Total from investment operations	.57	5.65	2.42	.30	4.42	1.53
Distributions from net investment income	(.02)	(.02)	(.06)	(.03)	(.03)	(.03)
Distributions from net realized gain	-	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.02)	(.03)	(.06)	(.09)	(.08)	(.03)H
Net asset value, end of period	$ 23.62	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Total Return B, C	2.49%	32.40%	16.09%	2.07%	42.09%	16.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.79%A	.81%	.88%	.81%	.63%	.76%
Expenses net of fee waivers, if any	.79%A	.81%	.88%	.81%	.63%	.76%
Expenses net of all reductions	.79%A	.81%	.87%	.80%	.62%	.75%
Net investment income (loss)	.24%A	.10%	.42%	.27%	.39%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,062	$ 1,072	$ 767	$ 875	$ 932	$ 604
Portfolio turnover rate F	40%A	70%	62%	74%	72%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Income from Investment Operations
Net investment income (loss) D	.04	.05	.09	.06	.08	.03
Net realized and unrealized gain (loss)	.55	5.63	2.36	.26	4.36	1.53
Total from investment operations	.59	5.68	2.45	.32	4.44	1.56
Distributions from net investment income	(.07)	(.04)	(.09)	(.06)	(.06)	(.05)
Distributions from net realized gain	-	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.07)	(.04)J	(.09)	(.11)I	(.11)	(.06)H
Net asset value, end of period	$ 23.61	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Total Return B, C	2.55%	32.62%	16.28%	2.27%	42.26%	17.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.68%	.72%	.64%	.44%	.53%
Expenses net of fee waivers, if any	.66%A	.68%	.72%	.64%	.44%	.53%
Expenses net of all reductions	.66%A	.67%	.71%	.63%	.43%	.52%
Net investment income (loss)	.37%A	.24%	.58%	.44%	.58%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 190	$ 137	$ 144	$ 147	$ 43
Portfolio turnover rate F	40%A	70%	62%	74%	72%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share. ITotal distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing

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3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,460
Gross unrealized depreciation	(33,851)
Net unrealized appreciation (depreciation) on securities	$ 277,609

Tax cost	$ 1,012,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,714)
2018	(260,431)
Total with expiration	$ (285,145)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $965 and a change in net unrealized appreciation (depreciation) of $4 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,159 and $308,070, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Discovery	$ 956.18
Class K	46.05
	$ 1,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes two hundred and eighty two dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Discovery expenses during the period in the amount of $1.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
From net investment income
Growth Discovery	$ 1,051	$ 959
Class K	554	281
Total	$ 1,605	$ 1,240
From net realized gain
Growth Discovery	$ -	$ 261
Class K	-	47
Total	$ -	$ 308

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Growth Discovery
Shares sold	4,167	11,432	$ 97,293	$ 240,406
Reinvestment of distributions	43	61	996	1,152
Shares redeemed	(5,718)	(8,980)	(133,609)	(186,625)
Net increase (decrease)	(1,508)	2,513	$ (35,320)	$ 54,933
Class K
Shares sold	1,338	2,259	$ 31,244	$ 47,861
Reinvestment of distributions	24	17	554	328
Shares redeemed	(1,085)	(1,868)	(25,291)	(38,838)
Net increase (decrease)	277	408	$ 6,507	$ 9,351

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2009 and 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-K-USAN-0215
1.863273.106

Fidelity®

Growth Discovery Fund

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Growth Discovery	.79%
Actual		$ 1,000.00	$ 1,024.90	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.66%
Actual		$ 1,000.00	$ 1,025.50	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.6	7.4
Apple, Inc.	6.1	2.3
Gilead Sciences, Inc.	5.0	4.2
Keurig Green Mountain, Inc.	3.2	3.0
Actavis PLC	2.2	1.9
Google, Inc. Class C	2.2	2.4
Danaher Corp.	2.0	1.9
The Blackstone Group LP	1.9	1.9
United Technologies Corp.	1.9	1.7
Procter & Gamble Co.	1.9	1.6
	35.0
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.9	28.0
Health Care	18.1	14.5
Industrials	12.8	10.5
Consumer Discretionary	11.6	15.2
Consumer Staples	8.6	8.7
Asset Allocation (% of fund's net assets)
As of December 31, 2014 *		As of June 30, 2014 **
	Stocks and Equity Futures 96.4%		Stocks and Equity Futures 99.4%
	Convertible Securities 0.6%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	12.1%	** Foreign investments	11.0%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 1.9%
Harley-Davidson, Inc.	215,994	$ 14,236
Tesla Motors, Inc. (a)(d)	43,010	9,566
		23,802
Distributors - 0.2%
LKQ Corp. (a)	109,400	3,076
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	61,200	2,877
G8 Education Ltd.	290,290	981
H&R Block, Inc.	94,188	3,172
Houghton Mifflin Harcourt Co. (a)	96,000	1,988
		9,018
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. (a)	10,821	7,407
Domino's Pizza, Inc.	102,800	9,681
Dunkin' Brands Group, Inc.	117,469	5,010
Starbucks Corp.	213,226	17,495
Yum! Brands, Inc.	109,237	7,958
		47,551
Leisure Products - 0.0%
NJOY, Inc. (a)(f)	56,145	453
Media - 0.6%
Comcast Corp. Class A (special) (non-vtg.)	121,843	7,014
Specialty Retail - 3.3%
Home Depot, Inc.	207,824	21,815
Lowe's Companies, Inc.	66,900	4,603
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	116,604	14,907
		41,325
Textiles, Apparel & Luxury Goods - 1.0%
ECLAT Textile Co. Ltd.	11,436	115
NIKE, Inc. Class B	134,967	12,977
		13,092
TOTAL CONSUMER DISCRETIONARY		145,331
CONSUMER STAPLES - 8.6%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	4,800	146
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	120,224	$ 6,298
The Coca-Cola Co.	136,336	5,756
		12,200
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	105,351	5,312
Food Products - 4.5%
Keurig Green Mountain, Inc.	305,872	40,496
Mead Johnson Nutrition Co. Class A	84,329	8,478
The Hershey Co.	77,697	8,075
		57,049
Household Products - 1.9%
Procter & Gamble Co.	256,686	23,382
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,900	3,421
Herbalife Ltd.	190,633	7,187
		10,608
TOTAL CONSUMER STAPLES		108,551
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Halliburton Co.	261,500	10,285
Oceaneering International, Inc.	102,056	6,002
Pason Systems, Inc.	213,206	4,017
RigNet, Inc. (a)	115,961	4,758
		25,062
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	68,400	4,815
Continental Resources, Inc. (a)(d)	136,252	5,227
Emerge Energy Services LP	32,100	1,733
EOG Resources, Inc.	73,500	6,767
Golar LNG Ltd.	196,161	7,154
Hoegh LNG Holdings Ltd. (a)	98,700	1,089
Noble Energy, Inc.	50,600	2,400
		29,185
TOTAL ENERGY		54,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.6%
Banks - 1.5%
First Republic Bank	104,800	$ 5,462
HDFC Bank Ltd.	31,265	536
HDFC Bank Ltd. sponsored ADR	257,455	13,066
		19,064
Capital Markets - 5.0%
BlackRock, Inc. Class A	31,494	11,261
E*TRADE Financial Corp. (a)	401,459	9,737
Invesco Ltd.	279,284	11,037
JMP Group, Inc.	64,700	493
The Blackstone Group LP	718,619	24,311
Virtus Investment Partners, Inc.	36,900	6,291
		63,130
Consumer Finance - 0.5%
American Express Co.	70,084	6,521
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	23,600	3,544
McGraw Hill Financial, Inc.	104,512	9,299
		12,843
Real Estate Management & Development - 0.5%
Leopalace21 Corp. (a)	73,800	466
Realogy Holdings Corp. (a)	132,581	5,899
		6,365
TOTAL FINANCIALS		107,923
HEALTH CARE - 18.1%
Biotechnology - 11.5%
Acceleron Pharma, Inc. (a)	48,400	1,886
Actelion Ltd.	17,384	2,016
Alexion Pharmaceuticals, Inc. (a)	52,594	9,731
Biogen Idec, Inc. (a)	63,279	21,480
BioMarin Pharmaceutical, Inc. (a)	89,996	8,136
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	108
Enanta Pharmaceuticals, Inc. (a)(d)	122,584	6,233
Gilead Sciences, Inc. (a)	669,463	63,104
Insmed, Inc. (a)	342,678	5,301
Medivation, Inc. (a)	71,800	7,152
Ophthotech Corp. (a)	48,445	2,174
Pfenex, Inc. (a)	107,100	784
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Puma Biotechnology, Inc. (a)	14,700	$ 2,782
Vanda Pharmaceuticals, Inc. (a)	151,748	2,173
Vertex Pharmaceuticals, Inc. (a)	101,400	12,046
		145,106
Health Care Equipment & Supplies - 0.2%
Novadaq Technologies, Inc. (a)	194,800	3,238
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	119,708	2,141
Health Care Technology - 0.2%
Cerner Corp. (a)	35,913	2,322
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	57,526	10,618
Pharmaceuticals - 5.2%
AbbVie, Inc.	206,402	13,507
Actavis PLC (a)	108,377	27,897
Astellas Pharma, Inc.	802,500	11,172
Perrigo Co. PLC	40,432	6,759
Shire PLC	89,800	6,367
		65,702
TOTAL HEALTH CARE		229,127
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.4%
Textron, Inc.	186,900	7,870
TransDigm Group, Inc.	54,527	10,706
United Technologies Corp.	208,412	23,967
		42,543
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	91,353	6,511
Building Products - 0.6%
A.O. Smith Corp.	143,444	8,092
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	157,291	7,029
Electrical Equipment - 0.5%
AMETEK, Inc.	88,945	4,681
Power Solutions International, Inc. (a)(d)	34,221	1,766
		6,447
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.7%
Danaher Corp.	300,255	$ 25,735
Roper Industries, Inc.	53,114	8,304
		34,039
Machinery - 2.0%
Allison Transmission Holdings, Inc.	203,300	6,892
Caterpillar, Inc.	89,034	8,149
Manitowoc Co., Inc.	365,847	8,085
Sarine Technologies Ltd.	564,000	1,044
Sun Hydraulics Corp.	14,500	571
		24,741
Professional Services - 1.1%
Corporate Executive Board Co.	53,600	3,888
Verisk Analytics, Inc. (a)	103,867	6,653
WageWorks, Inc. (a)	50,973	3,291
		13,832
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	125,400	10,565
Union Pacific Corp.	59,500	7,088
		17,653
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)	2,470,000	1,196
TOTAL INDUSTRIALS		162,083
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.4%
QUALCOMM, Inc.	74,600	5,545
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	138,863	8,783
Internet Software & Services - 13.9%
Baidu.com, Inc. sponsored ADR (a)	31,200	7,113
Cvent, Inc. (a)(d)	151,731	4,224
Facebook, Inc. Class A (a)	1,395,991	108,915
Google, Inc.:
Class A (a)	36,552	19,397
Class C (a)	51,752	27,242
SPS Commerce, Inc. (a)	3,468	196
Textura Corp. (a)(d)	286,739	8,163
		175,250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.0%
Gartner, Inc. Class A (a)	107,218	$ 9,029
Visa, Inc. Class A	60,524	15,869
		24,898
Semiconductors & Semiconductor Equipment - 0.0%
Cirrus Logic, Inc. (a)	20,005	472
Software - 5.3%
Activision Blizzard, Inc.	113,287	2,283
Adobe Systems, Inc. (a)	62,300	4,529
Computer Modelling Group Ltd.	276,400	2,841
Electronic Arts, Inc. (a)	423,734	19,922
salesforce.com, Inc. (a)	363,864	21,581
SolarWinds, Inc. (a)	198,281	9,880
SS&C Technologies Holdings, Inc.	92,120	5,388
		66,424
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	699,246	77,183
TOTAL INFORMATION TECHNOLOGY		358,555
MATERIALS - 2.7%
Chemicals - 1.6%
FMC Corp.	52,042	2,968
Potash Corp. of Saskatchewan, Inc.	129,900	4,592
Sherwin-Williams Co.	47,095	12,388
		19,948
Construction Materials - 1.1%
Caesarstone Sdot-Yam Ltd.	108,300	6,479
Eagle Materials, Inc.	55,098	4,189
James Hardie Industries PLC sponsored ADR	52,527	2,857
		13,525
TOTAL MATERIALS		33,473
TOTAL COMMON STOCKS (Cost $921,990)		1,199,290
Convertible Preferred Stocks - 0.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(f)	239,736	$ 1,206
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. 8.00% (f)	162,572	5,417
IT Services - 0.1%
AppNexus, Inc. Series E (f)	48,212	1,261
TOTAL INFORMATION TECHNOLOGY		6,678
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		7,884
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/15/15 to 2/12/15 (e) (Cost $530)	$ 530	530
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	56,470,557	56,471
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	25,707,516	25,708
TOTAL MONEY MARKET FUNDS (Cost $82,179)		82,179
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,009,295)		1,289,883
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(26,991)
NET ASSETS - 100%		$ 1,262,892
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Value Index Contracts (United States)	March 2015	$ 16,121	$ 243
12 ICE Russell 2000 Index Contracts (United States)	March 2015	1,441	52
TOTAL EQUITY INDEX CONTRACTS		$ 17,562	$ 295

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,337,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	624
Total	$ 652
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,537	$ 143,782	$ 1,096	$ 1,659
Consumer Staples	108,551	108,405	146	-
Energy	54,247	54,247	-	-
Financials	107,923	106,921	1,002	-
Health Care	229,127	209,339	19,788	-
Industrials	162,083	159,843	2,240	-
Information Technology	365,233	358,555	-	6,678
Materials	33,473	33,473	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	82,179	82,179	-	-
Total Investments in Securities:	$ 1,289,883	$ 1,256,744	$ 24,802	$ 8,337
Derivative Instruments:
Assets
Futures Contracts	$ 295	$ 295	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 295	$ -
Total Value of Derivatives	$ 295	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.9%
Ireland	3.4%
Bermuda	1.7%
India	1.3%
Canada	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,976) - See accompanying schedule: Unaffiliated issuers (cost $927,116)	$ 1,207,704
Fidelity Central Funds (cost $82,179)	82,179
Total Investments (cost $1,009,295)		$ 1,289,883
Receivable for investments sold		40
Receivable for fund shares sold		1,628
Dividends receivable		227
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		3
Other receivables		23
Total assets		1,291,844

Liabilities
Payable for investments purchased	$ 154
Payable for fund shares redeemed	2,114
Accrued management fee	578
Payable for daily variation margin for derivative instruments	161
Other affiliated payables	201
Other payables and accrued expenses	36
Collateral on securities loaned, at value	25,708
Total liabilities		28,952

Net Assets		$ 1,262,892
Net Assets consist of:
Paid in capital		$ 1,224,925
Undistributed net investment income		770
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(243,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		280,872
Net Assets		$ 1,262,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,061,740 ÷ 44,957 shares)	$ 23.62

Class K: Net Asset Value, offering price and redemption price per share ($201,152 ÷ 8,521 shares)	$ 23.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,930
Income from Fidelity Central Funds (including $624 from security lending)		652
Total income		6,582

Expenses
Management fee Basic fee	$ 3,511
Performance adjustment	117
Transfer agent fees	1,002
Accounting and security lending fees	208
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	22
Audit	37
Legal	4
Miscellaneous	4
Total expenses before reductions	4,932
Expense reductions	(8)	4,924
Net investment income (loss)		1,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,480
Foreign currency transactions	(58)
Futures contracts	965
Total net realized gain (loss)		44,387
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,176)
Assets and liabilities in foreign currencies	(1)
Futures contracts	4
Total change in net unrealized appreciation (depreciation)		(15,173)
Net gain (loss)		29,214
Net increase (decrease) in net assets resulting from operations		$ 30,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,658	$ 1,333
Net realized gain (loss)	44,387	170,050
Change in net unrealized appreciation (depreciation)	(15,173)	124,677
Net increase (decrease) in net assets resulting from operations	30,872	296,060
Distributions to shareholders from net investment income	(1,605)	(1,240)
Distributions to shareholders from net realized gain	-	(308)
Total distributions	(1,605)	(1,548)
Share transactions - net increase (decrease)	(28,813)	64,284
Total increase (decrease) in net assets	454	358,796

Net Assets
Beginning of period	1,262,438	903,642
End of period (including undistributed net investment income of $770 and undistributed net investment income of $717, respectively)	$ 1,262,892	$ 1,262,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.03	.02	.07	.04	.05	.01
Net realized and unrealized gain (loss)	.54	5.63	2.35	.26	4.37	1.52
Total from investment operations	.57	5.65	2.42	.30	4.42	1.53
Distributions from net investment income	(.02)	(.02)	(.06)	(.03)	(.03)	(.03)
Distributions from net realized gain	-	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.02)	(.03)	(.06)	(.09)	(.08)	(.03)H
Net asset value, end of period	$ 23.62	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Total Return B, C	2.49%	32.40%	16.09%	2.07%	42.09%	16.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.79%A	.81%	.88%	.81%	.63%	.76%
Expenses net of fee waivers, if any	.79%A	.81%	.88%	.81%	.63%	.76%
Expenses net of all reductions	.79%A	.81%	.87%	.80%	.62%	.75%
Net investment income (loss)	.24%A	.10%	.42%	.27%	.39%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,062	$ 1,072	$ 767	$ 875	$ 932	$ 604
Portfolio turnover rate F	40%A	70%	62%	74%	72%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Income from Investment Operations
Net investment income (loss) D	.04	.05	.09	.06	.08	.03
Net realized and unrealized gain (loss)	.55	5.63	2.36	.26	4.36	1.53
Total from investment operations	.59	5.68	2.45	.32	4.44	1.56
Distributions from net investment income	(.07)	(.04)	(.09)	(.06)	(.06)	(.05)
Distributions from net realized gain	-	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.07)	(.04)J	(.09)	(.11)I	(.11)	(.06)H
Net asset value, end of period	$ 23.61	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Total Return B, C	2.55%	32.62%	16.28%	2.27%	42.26%	17.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.68%	.72%	.64%	.44%	.53%
Expenses net of fee waivers, if any	.66%A	.68%	.72%	.64%	.44%	.53%
Expenses net of all reductions	.66%A	.67%	.71%	.63%	.43%	.52%
Net investment income (loss)	.37%A	.24%	.58%	.44%	.58%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 190	$ 137	$ 144	$ 147	$ 43
Portfolio turnover rate F	40%A	70%	62%	74%	72%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share. ITotal distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,460
Gross unrealized depreciation	(33,851)
Net unrealized appreciation (depreciation) on securities	$ 277,609

Tax cost	$ 1,012,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,714)
2018	(260,431)
Total with expiration	$ (285,145)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $965 and a change in net unrealized appreciation (depreciation) of $4 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,159 and $308,070, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Discovery	$ 956.18
Class K	46.05
	$ 1,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

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7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes two hundred and eighty two dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Discovery expenses during the period in the amount of $1.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
From net investment income
Growth Discovery	$ 1,051	$ 959
Class K	554	281
Total	$ 1,605	$ 1,240
From net realized gain
Growth Discovery	$ -	$ 261
Class K	-	47
Total	$ -	$ 308

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Growth Discovery
Shares sold	4,167	11,432	$ 97,293	$ 240,406
Reinvestment of distributions	43	61	996	1,152
Shares redeemed	(5,718)	(8,980)	(133,609)	(186,625)
Net increase (decrease)	(1,508)	2,513	$ (35,320)	$ 54,933
Class K
Shares sold	1,338	2,259	$ 31,244	$ 47,861
Reinvestment of distributions	24	17	554	328
Shares redeemed	(1,085)	(1,868)	(25,291)	(38,838)
Net increase (decrease)	277	408	$ 6,507	$ 9,351

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

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The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2009 and 2010 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-USAN-0215
1.787778.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,044.80	$ 5.41
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.21%
Actual		$ 1,000.00	$ 1,044.50	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.73%
Actual		$ 1,000.00	$ 1,042.10	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.69%
Actual		$ 1,000.00	$ 1,042.10	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Mega Cap Stock	.67%
Actual		$ 1,000.00	$ 1,047.30	$ 3.46
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class Z	.54%
Actual		$ 1,000.00	$ 1,048.00	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.5	4.2
Microsoft Corp.	3.4	3.5
General Electric Co.	3.2	3.1
Bank of America Corp.	2.9	2.1
Citigroup, Inc.	2.5	2.3
Comcast Corp. Class A (special) (non-vtg.)	2.4	2.5
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.6
Procter & Gamble Co.	2.3	1.8
	30.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.4
Financials	19.1	18.3
Industrials	10.9	9.4
Consumer Staples	10.7	10.9
Consumer Discretionary	10.5	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 98.1%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	10.0%	** Foreign investments	10.7%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.1%
General Motors Co.	141,400	$ 4,936,274
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	184,100	10,707,256
McDonald's Corp.	50,200	4,703,740
Yum! Brands, Inc.	358,500	26,116,725
		41,527,721
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,540,000	88,650,100
The Walt Disney Co.	150,200	14,147,338
Time Warner, Inc.	683,100	58,350,402
Twenty-First Century Fox, Inc. Class A	171,500	6,586,458
Viacom, Inc. Class B (non-vtg.)	231,600	17,427,900
		185,162,198
Multiline Retail - 2.4%
Target Corp.	1,144,100	86,848,631
Specialty Retail - 1.7%
Lowe's Companies, Inc.	904,300	62,215,840
TOTAL CONSUMER DISCRETIONARY		380,690,664
CONSUMER STAPLES - 10.7%
Beverages - 3.6%
Diageo PLC	748,784	21,450,466
PepsiCo, Inc.	374,705	35,432,105
SABMiller PLC	261,689	13,708,459
The Coca-Cola Co.	1,452,900	61,341,438
		131,932,468
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,400	33,361,784
Walgreens Boots Alliance, Inc.	369,797	28,178,531
		61,540,315
Food Products - 0.2%
Kellogg Co.	127,900	8,369,776
Household Products - 2.3%
Procter & Gamble Co.	908,300	82,737,047
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	443,400	47,807,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	490,830	$ 39,978,104
Reynolds American, Inc.	271,600	17,455,732
		105,241,224
TOTAL CONSUMER STAPLES		389,820,830
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Halliburton Co.	197,100	7,751,943
National Oilwell Varco, Inc.	158,400	10,379,952
Schlumberger Ltd.	314,300	26,844,363
		44,976,258
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	95,000	7,837,500
Apache Corp.	453,705	28,433,692
BG Group PLC	2,447,200	32,747,698
Chevron Corp.	765,400	85,862,572
Exxon Mobil Corp.	270,371	24,995,799
Imperial Oil Ltd.	546,600	23,547,366
Kinder Morgan Holding Co. LLC	314,900	13,323,419
Suncor Energy, Inc.	2,018,100	64,096,996
The Williams Companies, Inc.	505,000	22,694,700
		303,539,742
TOTAL ENERGY		348,516,000
FINANCIALS - 19.1%
Banks - 13.5%
Bank of America Corp.	5,827,600	104,255,764
Citigroup, Inc.	1,685,870	91,222,426
JPMorgan Chase & Co.	2,612,600	163,496,508
PNC Financial Services Group, Inc.	252,000	22,989,960
Standard Chartered PLC (United Kingdom)	1,591,327	23,884,733
U.S. Bancorp	858,500	38,589,575
Wells Fargo & Co.	875,530	47,996,555
		492,435,521
Capital Markets - 3.3%
BlackRock, Inc. Class A	15,800	5,649,448
Charles Schwab Corp.	807,200	24,369,368
Goldman Sachs Group, Inc.	20,100	3,895,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,026,800	$ 39,839,840
State Street Corp.	596,700	46,840,950
		120,595,589
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	31,300	6,863,777
Insurance - 2.1%
American International Group, Inc.	568,700	31,852,887
Marsh & McLennan Companies, Inc.	188,480	10,788,595
MetLife, Inc.	635,795	34,390,152
		77,031,634
TOTAL FINANCIALS		696,926,521
HEALTH CARE - 9.0%
Biotechnology - 1.5%
Amgen, Inc.	308,490	49,139,372
Biogen Idec, Inc. (a)	16,500	5,600,925
		54,740,297
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	412,700	18,579,754
Covidien PLC	15,600	1,595,568
Medtronic, Inc.	98,400	7,104,480
		27,279,802
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	407,407	34,495,151
McKesson Corp.	201,000	41,723,580
UnitedHealth Group, Inc.	91,748	9,274,805
		85,493,536
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	45,500	5,700,695
Pharmaceuticals - 4.3%
GlaxoSmithKline PLC sponsored ADR	952,000	40,688,480
Johnson & Johnson	530,300	55,453,471
Merck & Co., Inc.	218,300	12,397,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	146,300	$ 13,556,158
Teva Pharmaceutical Industries Ltd. sponsored ADR	570,700	32,820,957
		154,916,323
TOTAL HEALTH CARE		328,130,653
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	103,100	10,301,752
The Boeing Co.	330,000	42,893,400
United Technologies Corp.	293,200	33,718,000
		86,913,152
Air Freight & Logistics - 2.3%
FedEx Corp.	161,900	28,115,554
United Parcel Service, Inc. Class B	508,500	56,529,945
		84,645,499
Industrial Conglomerates - 3.5%
Danaher Corp.	130,170	11,156,871
General Electric Co.	4,592,200	116,044,894
		127,201,765
Machinery - 0.6%
Cummins, Inc.	29,200	4,209,764
Deere & Co.	205,800	18,207,126
		22,416,890
Road & Rail - 2.1%
CSX Corp.	1,091,500	39,545,045
Norfolk Southern Corp.	196,300	21,516,443
Union Pacific Corp.	131,790	15,700,143
		76,761,631
TOTAL INDUSTRIALS		397,938,937
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,465,600	68,580,664
QUALCOMM, Inc.	734,900	54,625,117
		123,205,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Google, Inc.:
Class A (a)	111,550	$ 59,195,123
Class C (a)	99,350	52,297,840
Twitter, Inc. (a)	56,300	2,019,481
Yahoo!, Inc. (a)	648,739	32,767,807
		146,280,251
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	531,800	28,004,588
IBM Corp.	183,900	29,504,916
MasterCard, Inc. Class A	542,500	46,741,800
Visa, Inc. Class A	192,900	50,578,380
		154,829,684
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	840,325	20,940,899
Broadcom Corp. Class A	843,936	36,567,747
		57,508,646
Software - 5.2%
Adobe Systems, Inc. (a)	239,200	17,389,840
Microsoft Corp.	2,682,600	124,606,770
Oracle Corp.	791,400	35,589,258
salesforce.com, Inc. (a)	210,700	12,496,617
		190,082,485
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,503,007	165,901,910
EMC Corp.	292,300	8,693,002
First Data Holdings, Inc. Class B (e)	2,429,231	6,680,385
Samsung Electronics Co. Ltd.	3,473	4,196,355
		185,471,652
TOTAL INFORMATION TECHNOLOGY		857,378,499
MATERIALS - 2.8%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	309,900	22,914,006
LyondellBasell Industries NV Class A	42,100	3,342,319
Monsanto Co.	360,710	43,094,024
Syngenta AG (Switzerland)	43,257	13,913,945
		83,264,294
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	721,100	$ 16,844,896
TOTAL MATERIALS		100,109,190
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,542,525	72,159,320
TOTAL COMMON STOCKS (Cost $2,860,227,496)		3,571,670,614
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	99,167,310	99,167,310
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,937,500	14,937,500
TOTAL MONEY MARKET FUNDS (Cost $114,104,810)		114,104,810
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,974,332,306)		3,685,775,424
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(42,544,947)
NET ASSETS - 100%		$ 3,643,230,477
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,680,385 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,396
Fidelity Securities Lending Cash Central Fund	62,928
Total	$ 109,324
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,690,664	$ 380,690,664	$ -	$ -
Consumer Staples	389,820,830	368,370,364	21,450,466	-
Energy	348,516,000	315,768,302	32,747,698	-
Financials	696,926,521	696,926,521	-	-
Health Care	328,130,653	328,130,653	-	-
Industrials	397,938,937	397,938,937	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 857,378,499	$ 846,501,759	$ 4,196,355	$ 6,680,385
Materials	100,109,190	86,195,245	13,913,945	-
Telecommunication Services	72,159,320	72,159,320	-	-
Money Market Funds	114,104,810	114,104,810	-	-
Total Investments in Securities:	$ 3,685,775,424	$ 3,606,786,575	$ 72,308,464	$ 6,680,385
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	4.9%
Canada	2.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,391,250) - See accompanying schedule: Unaffiliated issuers (cost $2,860,227,496)	$ 3,571,670,614
Fidelity Central Funds (cost $114,104,810)	114,104,810
Total Investments (cost $2,974,332,306)		$ 3,685,775,424
Receivable for investments sold		20,549,911
Receivable for fund shares sold		4,138,854
Dividends receivable		4,037,549
Distributions receivable from Fidelity Central Funds		33,675
Prepaid expenses		8,751
Other receivables		11,699
Total assets		3,714,555,863

Liabilities
Payable to custodian bank	$ 367,635
Payable for investments purchased	13,039,036
Payable for fund shares redeemed	40,870,819
Accrued management fee	1,368,185
Distribution and service plan fees payable	52,784
Other affiliated payables	644,011
Other payables and accrued expenses	45,416
Collateral on securities loaned, at value	14,937,500
Total liabilities		71,325,386

Net Assets		$ 3,643,230,477
Net Assets consist of:
Paid in capital		$ 2,660,312,618
Undistributed net investment income		3,106,744
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		268,385,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		711,425,890
Net Assets		$ 3,643,230,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,662,741 ÷ 6,514,690 shares)	$ 16.37

Maximum offering price per share (100/94.25 of $16.37)	$ 17.37
Class T: Net Asset Value and redemption price per share ($20,795,805 ÷ 1,268,364 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($908,884 ÷ 55,499 shares) A	$ 16.38

Class C: Net Asset Value and offering price per share ($29,456,776 ÷ 1,816,294 shares) A	$ 16.22

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,293,521,486 ÷ 199,628,498 shares)	$ 16.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,773,661 ÷ 11,614,753 shares)	$ 16.51

Class Z: Net Asset Value, offering price and redemption price per share ($111,124 ÷ 6,754 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)
Investment Income
Dividends		$ 37,186,495
Income from Fidelity Central Funds		109,324
Total income		37,295,819

Expenses
Management fee	$ 8,150,117
Transfer agent fees	3,398,235
Distribution and service plan fees	259,842
Accounting and security lending fees	511,937
Custodian fees and expenses	33,946
Independent trustees' compensation	7,575
Registration fees	106,631
Audit	28,501
Legal	7,666
Miscellaneous	10,100
Total expenses before reductions	12,514,550
Expense reductions	(8,706)	12,505,844
Net investment income (loss)		24,789,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,981,729
Redemptions in-kind with affiliated entities	258,457,924
Foreign currency transactions	3,027
Total net realized gain (loss)		305,442,680
Change in net unrealized appreciation (depreciation) on: Investment securities	(148,522,804)
Assets and liabilities in foreign currencies	(24,199)
Total change in net unrealized appreciation (depreciation)		(148,547,003)
Net gain (loss)		156,895,677
Net increase (decrease) in net assets resulting from operations		$ 181,685,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,789,975	$ 43,790,283
Net realized gain (loss)	305,442,680	143,553,574
Change in net unrealized appreciation (depreciation)	(148,547,003)	457,018,639
Net increase (decrease) in net assets resulting from operations	181,685,652	644,362,496
Distributions to shareholders from net investment income	(46,829,597)	(35,705,336)
Distributions to shareholders from net realized gain	(111,240,813)	(41,770,691)
Total distributions	(158,070,410)	(77,476,027)
Share transactions - net increase (decrease)	(25,696,985)	513,653,074
Total increase (decrease) in net assets	(2,081,743)	1,080,539,543

Net Assets
Beginning of period	3,645,312,220	2,564,772,677
End of period (including undistributed net investment income of $3,106,744 and undistributed net investment income of $25,146,366, respectively)	$ 3,643,230,477	$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.08	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.28	.92
Total from investment operations	.70	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.17)	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.65) I	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.37	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total Return B, C, D	4.48%	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.01% A	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,663	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.29	.93
Total from investment operations	.69	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.60)	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.40	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total Return B, C, D	4.45%	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.85% A	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,796	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rate G	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- J	(.01)
Net realized and unrealized gain (loss)	.63	2.98	2.43	.63	2.28	.92
Total from investment operations	.66	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.02)	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.49)	(.26) K	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.38	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total Return B, C, D	4.21%	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.73% A	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.33% A	.37%	.55%	.49%	.00% H	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 909	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rate G	21% A, L	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- I	(.01)
Net realized and unrealized gain (loss)	.62	2.97	2.42	.64	2.27	.92
Total from investment operations	.65	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.55)	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.22	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total Return B, C, D	4.21%	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.37% A	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,457	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.46	.64	2.29	.93
Total from investment operations	.74	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.21)	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.68)	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.50	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total Return B, C	4.73%	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.67% A	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.39% A	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,521	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rate F	21% A, H	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.44	.63	2.30	.92
Total from investment operations	.74	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.15)	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.62)	(.40) H	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.51	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total Return B, C	4.72%	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.69% A	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.37% A	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,774	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rate F	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended December 31, 2014 (Unaudited)	Years ended June 30, 2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.12	.21
Net realized and unrealized gain (loss)	.63	2.20
Total from investment operations	.75	2.41
Distributions from net investment income	(.23)	(.10)
Distributions from net realized gain	(.47)	(.21)
Total distributions	(.70)	(.32) I
Net asset value, end of period	$ 16.45	$ 16.40
Total ReturnB, C	4.80%	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	1.52% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 117
Portfolio turnover rate F	21% A, J	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 785,657,550
Gross unrealized depreciation	(80,721,387)
Net unrealized appreciation (depreciation) on securities	$ 704,936,163

Tax cost	$ 2,980,839,261

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $635,486,910 and $364,962,038, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,701	$ 1,453
Class T	.25%	.25%	43,612	-
Class B	.75%	.25%	4,331	3,248
Class C	.75%	.25%	102,198	37,627
			$ 259,842	$ 42,328

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,669
Class T	4,352
Class B*	308
Class C*	578
$ 33,907

* When Class B and Class C are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 137,118.31
Class T	19,093.22
Class B	1,045.24
Class C	20,475.20
Mega Cap Stock	2,939,483.18
Institutional Class	280,993.20
Class Z	28.05
	$ 3,398,235

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,350 for the period.

Redemptions In-Kind. During the period, 43,665,126 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $714,361,465. The net realized gain of $258,457,924 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $276,240,517 in exchange for 17,072,962 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62,928. During the period, there were no securities loaned to FCM.

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8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,672 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Mega Cap Stock expenses during the period in the amount of $1,026.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014 A
From net investment income
Class A	$ 950,797	$ 295,572
Class T	142,768	98,011
Class B	987	2,617
Class C	106,396	56,227
Mega Cap Stock	44,068,173	30,989,923
Institutional Class	1,558,917	4,262,259
Class Z	1,559	727
Total	$ 46,829,597	$ 35,705,336
From net realized gain
Class A	$ 2,510,575	$ 453,140
Class T	494,206	181,208
Class B	24,560	13,697
Class C	584,855	173,595
Mega Cap Stock	102,921,826	35,870,113
Institutional Class	4,701,472	5,077,450
Class Z	3,319	1,488
Total	$ 111,240,813	$ 41,770,691

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class A
Shares sold	2,982,310	3,913,806	$ 48,305,740	$ 60,286,671
Reinvestment of distributions	215,203	45,968	3,382,647	673,798
Shares redeemed	(1,422,770)	(725,328)	(23,008,850)	(11,077,893)
Net increase (decrease)	1,774,743	3,234,446	$ 28,679,537	$ 49,882,576
Class T
Shares sold	419,642	595,712	$ 6,799,793	$ 8,877,747
Reinvestment of distributions	40,216	18,863	633,071	276,847
Shares redeemed	(156,078)	(270,157)	(2,512,805)	(4,055,631)
Net increase (decrease)	303,780	344,418	$ 4,920,059	$ 5,098,963
Class B
Shares sold	4,186	27,198	$ 68,416	$ 400,691
Reinvestment of distributions	1,621	1,081	25,462	15,861
Shares redeemed	(6,964)	(24,976)	(113,697)	(377,365)
Net increase (decrease)	(1,157)	3,303	$ (19,819)	$ 39,187
Class C
Shares sold	837,873	504,584	$ 13,482,211	$ 7,460,222
Reinvestment of distributions	43,387	15,230	676,285	221,741
Shares redeemed	(94,692)	(83,515)	(1,511,991)	(1,262,211)
Net increase (decrease)	786,568	436,299	$ 12,646,505	$ 6,419,752
Mega Cap Stock
Shares sold	81,415,014	53,817,396	$ 1,321,792,249	$ 817,611,772
Reinvestment of distributions	8,630,517	4,142,626	136,563,342	61,008,516
Shares redeemed	(64,401,419) B	(46,852,676)	(1,054,070,637) B	(705,756,204)
Net increase (decrease)	25,644,112	11,107,346	$ 404,284,954	$ 172,864,084
Institutional Class
Shares sold	20,354,752 C	19,497,644	$ 329,760,014 C	$ 301,200,514
Reinvestment of distributions	376,861	626,527	5,974,450	9,201,440
Shares redeemed	(50,271,434)	(2,047,800)	(811,936,017)	(31,155,657)
Net increase (decrease)	(29,539,821)	18,076,371	$ (476,201,553)	$ 279,246,297

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class Z
Shares sold	-	6,988	$ -	$ 100,000
Reinvestment of distributions	309	150	4,878	2,215
Shares redeemed	(693)	-	(11,546)	-
Net increase (decrease)	(384)	7,138	$ (6,668)	$ 102,215

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-USAN-0215
1.855222.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,044.80	$ 5.41
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.21%
Actual		$ 1,000.00	$ 1,044.50	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.73%
Actual		$ 1,000.00	$ 1,042.10	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.69%
Actual		$ 1,000.00	$ 1,042.10	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Mega Cap Stock	.67%
Actual		$ 1,000.00	$ 1,047.30	$ 3.46
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class Z	.54%
Actual		$ 1,000.00	$ 1,048.00	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.5	4.2
Microsoft Corp.	3.4	3.5
General Electric Co.	3.2	3.1
Bank of America Corp.	2.9	2.1
Citigroup, Inc.	2.5	2.3
Comcast Corp. Class A (special) (non-vtg.)	2.4	2.5
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.6
Procter & Gamble Co.	2.3	1.8
	30.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.4
Financials	19.1	18.3
Industrials	10.9	9.4
Consumer Staples	10.7	10.9
Consumer Discretionary	10.5	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 98.1%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	10.0%	** Foreign investments	10.7%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.1%
General Motors Co.	141,400	$ 4,936,274
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	184,100	10,707,256
McDonald's Corp.	50,200	4,703,740
Yum! Brands, Inc.	358,500	26,116,725
		41,527,721
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,540,000	88,650,100
The Walt Disney Co.	150,200	14,147,338
Time Warner, Inc.	683,100	58,350,402
Twenty-First Century Fox, Inc. Class A	171,500	6,586,458
Viacom, Inc. Class B (non-vtg.)	231,600	17,427,900
		185,162,198
Multiline Retail - 2.4%
Target Corp.	1,144,100	86,848,631
Specialty Retail - 1.7%
Lowe's Companies, Inc.	904,300	62,215,840
TOTAL CONSUMER DISCRETIONARY		380,690,664
CONSUMER STAPLES - 10.7%
Beverages - 3.6%
Diageo PLC	748,784	21,450,466
PepsiCo, Inc.	374,705	35,432,105
SABMiller PLC	261,689	13,708,459
The Coca-Cola Co.	1,452,900	61,341,438
		131,932,468
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,400	33,361,784
Walgreens Boots Alliance, Inc.	369,797	28,178,531
		61,540,315
Food Products - 0.2%
Kellogg Co.	127,900	8,369,776
Household Products - 2.3%
Procter & Gamble Co.	908,300	82,737,047
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	443,400	47,807,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	490,830	$ 39,978,104
Reynolds American, Inc.	271,600	17,455,732
		105,241,224
TOTAL CONSUMER STAPLES		389,820,830
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Halliburton Co.	197,100	7,751,943
National Oilwell Varco, Inc.	158,400	10,379,952
Schlumberger Ltd.	314,300	26,844,363
		44,976,258
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	95,000	7,837,500
Apache Corp.	453,705	28,433,692
BG Group PLC	2,447,200	32,747,698
Chevron Corp.	765,400	85,862,572
Exxon Mobil Corp.	270,371	24,995,799
Imperial Oil Ltd.	546,600	23,547,366
Kinder Morgan Holding Co. LLC	314,900	13,323,419
Suncor Energy, Inc.	2,018,100	64,096,996
The Williams Companies, Inc.	505,000	22,694,700
		303,539,742
TOTAL ENERGY		348,516,000
FINANCIALS - 19.1%
Banks - 13.5%
Bank of America Corp.	5,827,600	104,255,764
Citigroup, Inc.	1,685,870	91,222,426
JPMorgan Chase & Co.	2,612,600	163,496,508
PNC Financial Services Group, Inc.	252,000	22,989,960
Standard Chartered PLC (United Kingdom)	1,591,327	23,884,733
U.S. Bancorp	858,500	38,589,575
Wells Fargo & Co.	875,530	47,996,555
		492,435,521
Capital Markets - 3.3%
BlackRock, Inc. Class A	15,800	5,649,448
Charles Schwab Corp.	807,200	24,369,368
Goldman Sachs Group, Inc.	20,100	3,895,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,026,800	$ 39,839,840
State Street Corp.	596,700	46,840,950
		120,595,589
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	31,300	6,863,777
Insurance - 2.1%
American International Group, Inc.	568,700	31,852,887
Marsh & McLennan Companies, Inc.	188,480	10,788,595
MetLife, Inc.	635,795	34,390,152
		77,031,634
TOTAL FINANCIALS		696,926,521
HEALTH CARE - 9.0%
Biotechnology - 1.5%
Amgen, Inc.	308,490	49,139,372
Biogen Idec, Inc. (a)	16,500	5,600,925
		54,740,297
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	412,700	18,579,754
Covidien PLC	15,600	1,595,568
Medtronic, Inc.	98,400	7,104,480
		27,279,802
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	407,407	34,495,151
McKesson Corp.	201,000	41,723,580
UnitedHealth Group, Inc.	91,748	9,274,805
		85,493,536
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	45,500	5,700,695
Pharmaceuticals - 4.3%
GlaxoSmithKline PLC sponsored ADR	952,000	40,688,480
Johnson & Johnson	530,300	55,453,471
Merck & Co., Inc.	218,300	12,397,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	146,300	$ 13,556,158
Teva Pharmaceutical Industries Ltd. sponsored ADR	570,700	32,820,957
		154,916,323
TOTAL HEALTH CARE		328,130,653
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	103,100	10,301,752
The Boeing Co.	330,000	42,893,400
United Technologies Corp.	293,200	33,718,000
		86,913,152
Air Freight & Logistics - 2.3%
FedEx Corp.	161,900	28,115,554
United Parcel Service, Inc. Class B	508,500	56,529,945
		84,645,499
Industrial Conglomerates - 3.5%
Danaher Corp.	130,170	11,156,871
General Electric Co.	4,592,200	116,044,894
		127,201,765
Machinery - 0.6%
Cummins, Inc.	29,200	4,209,764
Deere & Co.	205,800	18,207,126
		22,416,890
Road & Rail - 2.1%
CSX Corp.	1,091,500	39,545,045
Norfolk Southern Corp.	196,300	21,516,443
Union Pacific Corp.	131,790	15,700,143
		76,761,631
TOTAL INDUSTRIALS		397,938,937
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,465,600	68,580,664
QUALCOMM, Inc.	734,900	54,625,117
		123,205,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Google, Inc.:
Class A (a)	111,550	$ 59,195,123
Class C (a)	99,350	52,297,840
Twitter, Inc. (a)	56,300	2,019,481
Yahoo!, Inc. (a)	648,739	32,767,807
		146,280,251
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	531,800	28,004,588
IBM Corp.	183,900	29,504,916
MasterCard, Inc. Class A	542,500	46,741,800
Visa, Inc. Class A	192,900	50,578,380
		154,829,684
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	840,325	20,940,899
Broadcom Corp. Class A	843,936	36,567,747
		57,508,646
Software - 5.2%
Adobe Systems, Inc. (a)	239,200	17,389,840
Microsoft Corp.	2,682,600	124,606,770
Oracle Corp.	791,400	35,589,258
salesforce.com, Inc. (a)	210,700	12,496,617
		190,082,485
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,503,007	165,901,910
EMC Corp.	292,300	8,693,002
First Data Holdings, Inc. Class B (e)	2,429,231	6,680,385
Samsung Electronics Co. Ltd.	3,473	4,196,355
		185,471,652
TOTAL INFORMATION TECHNOLOGY		857,378,499
MATERIALS - 2.8%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	309,900	22,914,006
LyondellBasell Industries NV Class A	42,100	3,342,319
Monsanto Co.	360,710	43,094,024
Syngenta AG (Switzerland)	43,257	13,913,945
		83,264,294
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	721,100	$ 16,844,896
TOTAL MATERIALS		100,109,190
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,542,525	72,159,320
TOTAL COMMON STOCKS (Cost $2,860,227,496)		3,571,670,614
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	99,167,310	99,167,310
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,937,500	14,937,500
TOTAL MONEY MARKET FUNDS (Cost $114,104,810)		114,104,810
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,974,332,306)		3,685,775,424
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(42,544,947)
NET ASSETS - 100%		$ 3,643,230,477
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,680,385 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,396
Fidelity Securities Lending Cash Central Fund	62,928
Total	$ 109,324
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,690,664	$ 380,690,664	$ -	$ -
Consumer Staples	389,820,830	368,370,364	21,450,466	-
Energy	348,516,000	315,768,302	32,747,698	-
Financials	696,926,521	696,926,521	-	-
Health Care	328,130,653	328,130,653	-	-
Industrials	397,938,937	397,938,937	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 857,378,499	$ 846,501,759	$ 4,196,355	$ 6,680,385
Materials	100,109,190	86,195,245	13,913,945	-
Telecommunication Services	72,159,320	72,159,320	-	-
Money Market Funds	114,104,810	114,104,810	-	-
Total Investments in Securities:	$ 3,685,775,424	$ 3,606,786,575	$ 72,308,464	$ 6,680,385
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	4.9%
Canada	2.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,391,250) - See accompanying schedule: Unaffiliated issuers (cost $2,860,227,496)	$ 3,571,670,614
Fidelity Central Funds (cost $114,104,810)	114,104,810
Total Investments (cost $2,974,332,306)		$ 3,685,775,424
Receivable for investments sold		20,549,911
Receivable for fund shares sold		4,138,854
Dividends receivable		4,037,549
Distributions receivable from Fidelity Central Funds		33,675
Prepaid expenses		8,751
Other receivables		11,699
Total assets		3,714,555,863

Liabilities
Payable to custodian bank	$ 367,635
Payable for investments purchased	13,039,036
Payable for fund shares redeemed	40,870,819
Accrued management fee	1,368,185
Distribution and service plan fees payable	52,784
Other affiliated payables	644,011
Other payables and accrued expenses	45,416
Collateral on securities loaned, at value	14,937,500
Total liabilities		71,325,386

Net Assets		$ 3,643,230,477
Net Assets consist of:
Paid in capital		$ 2,660,312,618
Undistributed net investment income		3,106,744
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		268,385,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		711,425,890
Net Assets		$ 3,643,230,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,662,741 ÷ 6,514,690 shares)	$ 16.37

Maximum offering price per share (100/94.25 of $16.37)	$ 17.37
Class T: Net Asset Value and redemption price per share ($20,795,805 ÷ 1,268,364 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($908,884 ÷ 55,499 shares) A	$ 16.38

Class C: Net Asset Value and offering price per share ($29,456,776 ÷ 1,816,294 shares) A	$ 16.22

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,293,521,486 ÷ 199,628,498 shares)	$ 16.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,773,661 ÷ 11,614,753 shares)	$ 16.51

Class Z: Net Asset Value, offering price and redemption price per share ($111,124 ÷ 6,754 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)
Investment Income
Dividends		$ 37,186,495
Income from Fidelity Central Funds		109,324
Total income		37,295,819

Expenses
Management fee	$ 8,150,117
Transfer agent fees	3,398,235
Distribution and service plan fees	259,842
Accounting and security lending fees	511,937
Custodian fees and expenses	33,946
Independent trustees' compensation	7,575
Registration fees	106,631
Audit	28,501
Legal	7,666
Miscellaneous	10,100
Total expenses before reductions	12,514,550
Expense reductions	(8,706)	12,505,844
Net investment income (loss)		24,789,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,981,729
Redemptions in-kind with affiliated entities	258,457,924
Foreign currency transactions	3,027
Total net realized gain (loss)		305,442,680
Change in net unrealized appreciation (depreciation) on: Investment securities	(148,522,804)
Assets and liabilities in foreign currencies	(24,199)
Total change in net unrealized appreciation (depreciation)		(148,547,003)
Net gain (loss)		156,895,677
Net increase (decrease) in net assets resulting from operations		$ 181,685,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,789,975	$ 43,790,283
Net realized gain (loss)	305,442,680	143,553,574
Change in net unrealized appreciation (depreciation)	(148,547,003)	457,018,639
Net increase (decrease) in net assets resulting from operations	181,685,652	644,362,496
Distributions to shareholders from net investment income	(46,829,597)	(35,705,336)
Distributions to shareholders from net realized gain	(111,240,813)	(41,770,691)
Total distributions	(158,070,410)	(77,476,027)
Share transactions - net increase (decrease)	(25,696,985)	513,653,074
Total increase (decrease) in net assets	(2,081,743)	1,080,539,543

Net Assets
Beginning of period	3,645,312,220	2,564,772,677
End of period (including undistributed net investment income of $3,106,744 and undistributed net investment income of $25,146,366, respectively)	$ 3,643,230,477	$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.08	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.28	.92
Total from investment operations	.70	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.17)	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.65) I	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.37	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total Return B, C, D	4.48%	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.01% A	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,663	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.29	.93
Total from investment operations	.69	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.60)	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.40	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total Return B, C, D	4.45%	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.85% A	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,796	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rate G	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- J	(.01)
Net realized and unrealized gain (loss)	.63	2.98	2.43	.63	2.28	.92
Total from investment operations	.66	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.02)	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.49)	(.26) K	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.38	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total Return B, C, D	4.21%	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.73% A	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.33% A	.37%	.55%	.49%	.00% H	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 909	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rate G	21% A, L	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- I	(.01)
Net realized and unrealized gain (loss)	.62	2.97	2.42	.64	2.27	.92
Total from investment operations	.65	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.55)	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.22	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total Return B, C, D	4.21%	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.37% A	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,457	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.46	.64	2.29	.93
Total from investment operations	.74	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.21)	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.68)	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.50	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total Return B, C	4.73%	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.67% A	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.39% A	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,521	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rate F	21% A, H	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.44	.63	2.30	.92
Total from investment operations	.74	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.15)	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.62)	(.40) H	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.51	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total Return B, C	4.72%	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.69% A	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.37% A	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,774	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rate F	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended December 31, 2014 (Unaudited)	Years ended June 30, 2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.12	.21
Net realized and unrealized gain (loss)	.63	2.20
Total from investment operations	.75	2.41
Distributions from net investment income	(.23)	(.10)
Distributions from net realized gain	(.47)	(.21)
Total distributions	(.70)	(.32) I
Net asset value, end of period	$ 16.45	$ 16.40
Total ReturnB, C	4.80%	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	1.52% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 117
Portfolio turnover rate F	21% A, J	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

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Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 785,657,550
Gross unrealized depreciation	(80,721,387)
Net unrealized appreciation (depreciation) on securities	$ 704,936,163

Tax cost	$ 2,980,839,261

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $635,486,910 and $364,962,038, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,701	$ 1,453
Class T	.25%	.25%	43,612	-
Class B	.75%	.25%	4,331	3,248
Class C	.75%	.25%	102,198	37,627
			$ 259,842	$ 42,328

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,669
Class T	4,352
Class B*	308
Class C*	578
$ 33,907

* When Class B and Class C are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 137,118.31
Class T	19,093.22
Class B	1,045.24
Class C	20,475.20
Mega Cap Stock	2,939,483.18
Institutional Class	280,993.20
Class Z	28.05
	$ 3,398,235

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,350 for the period.

Redemptions In-Kind. During the period, 43,665,126 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $714,361,465. The net realized gain of $258,457,924 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

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5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $276,240,517 in exchange for 17,072,962 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62,928. During the period, there were no securities loaned to FCM.

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8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,672 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Mega Cap Stock expenses during the period in the amount of $1,026.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014 A
From net investment income
Class A	$ 950,797	$ 295,572
Class T	142,768	98,011
Class B	987	2,617
Class C	106,396	56,227
Mega Cap Stock	44,068,173	30,989,923
Institutional Class	1,558,917	4,262,259
Class Z	1,559	727
Total	$ 46,829,597	$ 35,705,336
From net realized gain
Class A	$ 2,510,575	$ 453,140
Class T	494,206	181,208
Class B	24,560	13,697
Class C	584,855	173,595
Mega Cap Stock	102,921,826	35,870,113
Institutional Class	4,701,472	5,077,450
Class Z	3,319	1,488
Total	$ 111,240,813	$ 41,770,691

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class A
Shares sold	2,982,310	3,913,806	$ 48,305,740	$ 60,286,671
Reinvestment of distributions	215,203	45,968	3,382,647	673,798
Shares redeemed	(1,422,770)	(725,328)	(23,008,850)	(11,077,893)
Net increase (decrease)	1,774,743	3,234,446	$ 28,679,537	$ 49,882,576
Class T
Shares sold	419,642	595,712	$ 6,799,793	$ 8,877,747
Reinvestment of distributions	40,216	18,863	633,071	276,847
Shares redeemed	(156,078)	(270,157)	(2,512,805)	(4,055,631)
Net increase (decrease)	303,780	344,418	$ 4,920,059	$ 5,098,963
Class B
Shares sold	4,186	27,198	$ 68,416	$ 400,691
Reinvestment of distributions	1,621	1,081	25,462	15,861
Shares redeemed	(6,964)	(24,976)	(113,697)	(377,365)
Net increase (decrease)	(1,157)	3,303	$ (19,819)	$ 39,187
Class C
Shares sold	837,873	504,584	$ 13,482,211	$ 7,460,222
Reinvestment of distributions	43,387	15,230	676,285	221,741
Shares redeemed	(94,692)	(83,515)	(1,511,991)	(1,262,211)
Net increase (decrease)	786,568	436,299	$ 12,646,505	$ 6,419,752
Mega Cap Stock
Shares sold	81,415,014	53,817,396	$ 1,321,792,249	$ 817,611,772
Reinvestment of distributions	8,630,517	4,142,626	136,563,342	61,008,516
Shares redeemed	(64,401,419) B	(46,852,676)	(1,054,070,637) B	(705,756,204)
Net increase (decrease)	25,644,112	11,107,346	$ 404,284,954	$ 172,864,084
Institutional Class
Shares sold	20,354,752 C	19,497,644	$ 329,760,014 C	$ 301,200,514
Reinvestment of distributions	376,861	626,527	5,974,450	9,201,440
Shares redeemed	(50,271,434)	(2,047,800)	(811,936,017)	(31,155,657)
Net increase (decrease)	(29,539,821)	18,076,371	$ (476,201,553)	$ 279,246,297

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class Z
Shares sold	-	6,988	$ -	$ 100,000
Reinvestment of distributions	309	150	4,878	2,215
Shares redeemed	(693)	-	(11,546)	-
Net increase (decrease)	(384)	7,138	$ (6,668)	$ 102,215

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-USAN-0215
1.855229.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class Z

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Class Z
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,044.80	$ 5.41
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.21%
Actual		$ 1,000.00	$ 1,044.50	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.73%
Actual		$ 1,000.00	$ 1,042.10	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.69%
Actual		$ 1,000.00	$ 1,042.10	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Mega Cap Stock	.67%
Actual		$ 1,000.00	$ 1,047.30	$ 3.46
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class Z	.54%
Actual		$ 1,000.00	$ 1,048.00	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.5	4.2
Microsoft Corp.	3.4	3.5
General Electric Co.	3.2	3.1
Bank of America Corp.	2.9	2.1
Citigroup, Inc.	2.5	2.3
Comcast Corp. Class A (special) (non-vtg.)	2.4	2.5
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.6
Procter & Gamble Co.	2.3	1.8
	30.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.4
Financials	19.1	18.3
Industrials	10.9	9.4
Consumer Staples	10.7	10.9
Consumer Discretionary	10.5	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 98.1%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	10.0%	** Foreign investments	10.7%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.1%
General Motors Co.	141,400	$ 4,936,274
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	184,100	10,707,256
McDonald's Corp.	50,200	4,703,740
Yum! Brands, Inc.	358,500	26,116,725
		41,527,721
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,540,000	88,650,100
The Walt Disney Co.	150,200	14,147,338
Time Warner, Inc.	683,100	58,350,402
Twenty-First Century Fox, Inc. Class A	171,500	6,586,458
Viacom, Inc. Class B (non-vtg.)	231,600	17,427,900
		185,162,198
Multiline Retail - 2.4%
Target Corp.	1,144,100	86,848,631
Specialty Retail - 1.7%
Lowe's Companies, Inc.	904,300	62,215,840
TOTAL CONSUMER DISCRETIONARY		380,690,664
CONSUMER STAPLES - 10.7%
Beverages - 3.6%
Diageo PLC	748,784	21,450,466
PepsiCo, Inc.	374,705	35,432,105
SABMiller PLC	261,689	13,708,459
The Coca-Cola Co.	1,452,900	61,341,438
		131,932,468
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,400	33,361,784
Walgreens Boots Alliance, Inc.	369,797	28,178,531
		61,540,315
Food Products - 0.2%
Kellogg Co.	127,900	8,369,776
Household Products - 2.3%
Procter & Gamble Co.	908,300	82,737,047
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	443,400	47,807,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	490,830	$ 39,978,104
Reynolds American, Inc.	271,600	17,455,732
		105,241,224
TOTAL CONSUMER STAPLES		389,820,830
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Halliburton Co.	197,100	7,751,943
National Oilwell Varco, Inc.	158,400	10,379,952
Schlumberger Ltd.	314,300	26,844,363
		44,976,258
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	95,000	7,837,500
Apache Corp.	453,705	28,433,692
BG Group PLC	2,447,200	32,747,698
Chevron Corp.	765,400	85,862,572
Exxon Mobil Corp.	270,371	24,995,799
Imperial Oil Ltd.	546,600	23,547,366
Kinder Morgan Holding Co. LLC	314,900	13,323,419
Suncor Energy, Inc.	2,018,100	64,096,996
The Williams Companies, Inc.	505,000	22,694,700
		303,539,742
TOTAL ENERGY		348,516,000
FINANCIALS - 19.1%
Banks - 13.5%
Bank of America Corp.	5,827,600	104,255,764
Citigroup, Inc.	1,685,870	91,222,426
JPMorgan Chase & Co.	2,612,600	163,496,508
PNC Financial Services Group, Inc.	252,000	22,989,960
Standard Chartered PLC (United Kingdom)	1,591,327	23,884,733
U.S. Bancorp	858,500	38,589,575
Wells Fargo & Co.	875,530	47,996,555
		492,435,521
Capital Markets - 3.3%
BlackRock, Inc. Class A	15,800	5,649,448
Charles Schwab Corp.	807,200	24,369,368
Goldman Sachs Group, Inc.	20,100	3,895,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,026,800	$ 39,839,840
State Street Corp.	596,700	46,840,950
		120,595,589
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	31,300	6,863,777
Insurance - 2.1%
American International Group, Inc.	568,700	31,852,887
Marsh & McLennan Companies, Inc.	188,480	10,788,595
MetLife, Inc.	635,795	34,390,152
		77,031,634
TOTAL FINANCIALS		696,926,521
HEALTH CARE - 9.0%
Biotechnology - 1.5%
Amgen, Inc.	308,490	49,139,372
Biogen Idec, Inc. (a)	16,500	5,600,925
		54,740,297
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	412,700	18,579,754
Covidien PLC	15,600	1,595,568
Medtronic, Inc.	98,400	7,104,480
		27,279,802
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	407,407	34,495,151
McKesson Corp.	201,000	41,723,580
UnitedHealth Group, Inc.	91,748	9,274,805
		85,493,536
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	45,500	5,700,695
Pharmaceuticals - 4.3%
GlaxoSmithKline PLC sponsored ADR	952,000	40,688,480
Johnson & Johnson	530,300	55,453,471
Merck & Co., Inc.	218,300	12,397,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	146,300	$ 13,556,158
Teva Pharmaceutical Industries Ltd. sponsored ADR	570,700	32,820,957
		154,916,323
TOTAL HEALTH CARE		328,130,653
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	103,100	10,301,752
The Boeing Co.	330,000	42,893,400
United Technologies Corp.	293,200	33,718,000
		86,913,152
Air Freight & Logistics - 2.3%
FedEx Corp.	161,900	28,115,554
United Parcel Service, Inc. Class B	508,500	56,529,945
		84,645,499
Industrial Conglomerates - 3.5%
Danaher Corp.	130,170	11,156,871
General Electric Co.	4,592,200	116,044,894
		127,201,765
Machinery - 0.6%
Cummins, Inc.	29,200	4,209,764
Deere & Co.	205,800	18,207,126
		22,416,890
Road & Rail - 2.1%
CSX Corp.	1,091,500	39,545,045
Norfolk Southern Corp.	196,300	21,516,443
Union Pacific Corp.	131,790	15,700,143
		76,761,631
TOTAL INDUSTRIALS		397,938,937
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,465,600	68,580,664
QUALCOMM, Inc.	734,900	54,625,117
		123,205,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Google, Inc.:
Class A (a)	111,550	$ 59,195,123
Class C (a)	99,350	52,297,840
Twitter, Inc. (a)	56,300	2,019,481
Yahoo!, Inc. (a)	648,739	32,767,807
		146,280,251
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	531,800	28,004,588
IBM Corp.	183,900	29,504,916
MasterCard, Inc. Class A	542,500	46,741,800
Visa, Inc. Class A	192,900	50,578,380
		154,829,684
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	840,325	20,940,899
Broadcom Corp. Class A	843,936	36,567,747
		57,508,646
Software - 5.2%
Adobe Systems, Inc. (a)	239,200	17,389,840
Microsoft Corp.	2,682,600	124,606,770
Oracle Corp.	791,400	35,589,258
salesforce.com, Inc. (a)	210,700	12,496,617
		190,082,485
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,503,007	165,901,910
EMC Corp.	292,300	8,693,002
First Data Holdings, Inc. Class B (e)	2,429,231	6,680,385
Samsung Electronics Co. Ltd.	3,473	4,196,355
		185,471,652
TOTAL INFORMATION TECHNOLOGY		857,378,499
MATERIALS - 2.8%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	309,900	22,914,006
LyondellBasell Industries NV Class A	42,100	3,342,319
Monsanto Co.	360,710	43,094,024
Syngenta AG (Switzerland)	43,257	13,913,945
		83,264,294
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	721,100	$ 16,844,896
TOTAL MATERIALS		100,109,190
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,542,525	72,159,320
TOTAL COMMON STOCKS (Cost $2,860,227,496)		3,571,670,614
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	99,167,310	99,167,310
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,937,500	14,937,500
TOTAL MONEY MARKET FUNDS (Cost $114,104,810)		114,104,810
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,974,332,306)		3,685,775,424
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(42,544,947)
NET ASSETS - 100%		$ 3,643,230,477
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,680,385 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,396
Fidelity Securities Lending Cash Central Fund	62,928
Total	$ 109,324
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,690,664	$ 380,690,664	$ -	$ -
Consumer Staples	389,820,830	368,370,364	21,450,466	-
Energy	348,516,000	315,768,302	32,747,698	-
Financials	696,926,521	696,926,521	-	-
Health Care	328,130,653	328,130,653	-	-
Industrials	397,938,937	397,938,937	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 857,378,499	$ 846,501,759	$ 4,196,355	$ 6,680,385
Materials	100,109,190	86,195,245	13,913,945	-
Telecommunication Services	72,159,320	72,159,320	-	-
Money Market Funds	114,104,810	114,104,810	-	-
Total Investments in Securities:	$ 3,685,775,424	$ 3,606,786,575	$ 72,308,464	$ 6,680,385
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	4.9%
Canada	2.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,391,250) - See accompanying schedule: Unaffiliated issuers (cost $2,860,227,496)	$ 3,571,670,614
Fidelity Central Funds (cost $114,104,810)	114,104,810
Total Investments (cost $2,974,332,306)		$ 3,685,775,424
Receivable for investments sold		20,549,911
Receivable for fund shares sold		4,138,854
Dividends receivable		4,037,549
Distributions receivable from Fidelity Central Funds		33,675
Prepaid expenses		8,751
Other receivables		11,699
Total assets		3,714,555,863

Liabilities
Payable to custodian bank	$ 367,635
Payable for investments purchased	13,039,036
Payable for fund shares redeemed	40,870,819
Accrued management fee	1,368,185
Distribution and service plan fees payable	52,784
Other affiliated payables	644,011
Other payables and accrued expenses	45,416
Collateral on securities loaned, at value	14,937,500
Total liabilities		71,325,386

Net Assets		$ 3,643,230,477
Net Assets consist of:
Paid in capital		$ 2,660,312,618
Undistributed net investment income		3,106,744
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		268,385,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		711,425,890
Net Assets		$ 3,643,230,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,662,741 ÷ 6,514,690 shares)	$ 16.37

Maximum offering price per share (100/94.25 of $16.37)	$ 17.37
Class T: Net Asset Value and redemption price per share ($20,795,805 ÷ 1,268,364 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($908,884 ÷ 55,499 shares) A	$ 16.38

Class C: Net Asset Value and offering price per share ($29,456,776 ÷ 1,816,294 shares) A	$ 16.22

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,293,521,486 ÷ 199,628,498 shares)	$ 16.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,773,661 ÷ 11,614,753 shares)	$ 16.51

Class Z: Net Asset Value, offering price and redemption price per share ($111,124 ÷ 6,754 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)
Investment Income
Dividends		$ 37,186,495
Income from Fidelity Central Funds		109,324
Total income		37,295,819

Expenses
Management fee	$ 8,150,117
Transfer agent fees	3,398,235
Distribution and service plan fees	259,842
Accounting and security lending fees	511,937
Custodian fees and expenses	33,946
Independent trustees' compensation	7,575
Registration fees	106,631
Audit	28,501
Legal	7,666
Miscellaneous	10,100
Total expenses before reductions	12,514,550
Expense reductions	(8,706)	12,505,844
Net investment income (loss)		24,789,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,981,729
Redemptions in-kind with affiliated entities	258,457,924
Foreign currency transactions	3,027
Total net realized gain (loss)		305,442,680
Change in net unrealized appreciation (depreciation) on: Investment securities	(148,522,804)
Assets and liabilities in foreign currencies	(24,199)
Total change in net unrealized appreciation (depreciation)		(148,547,003)
Net gain (loss)		156,895,677
Net increase (decrease) in net assets resulting from operations		$ 181,685,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,789,975	$ 43,790,283
Net realized gain (loss)	305,442,680	143,553,574
Change in net unrealized appreciation (depreciation)	(148,547,003)	457,018,639
Net increase (decrease) in net assets resulting from operations	181,685,652	644,362,496
Distributions to shareholders from net investment income	(46,829,597)	(35,705,336)
Distributions to shareholders from net realized gain	(111,240,813)	(41,770,691)
Total distributions	(158,070,410)	(77,476,027)
Share transactions - net increase (decrease)	(25,696,985)	513,653,074
Total increase (decrease) in net assets	(2,081,743)	1,080,539,543

Net Assets
Beginning of period	3,645,312,220	2,564,772,677
End of period (including undistributed net investment income of $3,106,744 and undistributed net investment income of $25,146,366, respectively)	$ 3,643,230,477	$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.08	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.28	.92
Total from investment operations	.70	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.17)	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.65) I	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.37	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total Return B, C, D	4.48%	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.01% A	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,663	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.29	.93
Total from investment operations	.69	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.60)	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.40	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total Return B, C, D	4.45%	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.85% A	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,796	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rate G	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- J	(.01)
Net realized and unrealized gain (loss)	.63	2.98	2.43	.63	2.28	.92
Total from investment operations	.66	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.02)	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.49)	(.26) K	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.38	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total Return B, C, D	4.21%	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.73% A	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.33% A	.37%	.55%	.49%	.00% H	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 909	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rate G	21% A, L	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- I	(.01)
Net realized and unrealized gain (loss)	.62	2.97	2.42	.64	2.27	.92
Total from investment operations	.65	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.55)	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.22	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total Return B, C, D	4.21%	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.37% A	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,457	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.46	.64	2.29	.93
Total from investment operations	.74	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.21)	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.68)	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.50	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total Return B, C	4.73%	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.67% A	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.39% A	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,521	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rate F	21% A, H	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.44	.63	2.30	.92
Total from investment operations	.74	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.15)	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.62)	(.40) H	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.51	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total Return B, C	4.72%	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.69% A	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.37% A	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,774	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rate F	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended December 31, 2014 (Unaudited)	Years ended June 30, 2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.12	.21
Net realized and unrealized gain (loss)	.63	2.20
Total from investment operations	.75	2.41
Distributions from net investment income	(.23)	(.10)
Distributions from net realized gain	(.47)	(.21)
Total distributions	(.70)	(.32) I
Net asset value, end of period	$ 16.45	$ 16.40
Total ReturnB, C	4.80%	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	1.52% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 117
Portfolio turnover rate F	21% A, J	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 785,657,550
Gross unrealized depreciation	(80,721,387)
Net unrealized appreciation (depreciation) on securities	$ 704,936,163

Tax cost	$ 2,980,839,261

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $635,486,910 and $364,962,038, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,701	$ 1,453
Class T	.25%	.25%	43,612	-
Class B	.75%	.25%	4,331	3,248
Class C	.75%	.25%	102,198	37,627
			$ 259,842	$ 42,328

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,669
Class T	4,352
Class B*	308
Class C*	578
$ 33,907

* When Class B and Class C are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 137,118.31
Class T	19,093.22
Class B	1,045.24
Class C	20,475.20
Mega Cap Stock	2,939,483.18
Institutional Class	280,993.20
Class Z	28.05
	$ 3,398,235

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,350 for the period.

Redemptions In-Kind. During the period, 43,665,126 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $714,361,465. The net realized gain of $258,457,924 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $276,240,517 in exchange for 17,072,962 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62,928. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,672 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Mega Cap Stock expenses during the period in the amount of $1,026.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014 A
From net investment income
Class A	$ 950,797	$ 295,572
Class T	142,768	98,011
Class B	987	2,617
Class C	106,396	56,227
Mega Cap Stock	44,068,173	30,989,923
Institutional Class	1,558,917	4,262,259
Class Z	1,559	727
Total	$ 46,829,597	$ 35,705,336
From net realized gain
Class A	$ 2,510,575	$ 453,140
Class T	494,206	181,208
Class B	24,560	13,697
Class C	584,855	173,595
Mega Cap Stock	102,921,826	35,870,113
Institutional Class	4,701,472	5,077,450
Class Z	3,319	1,488
Total	$ 111,240,813	$ 41,770,691

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class A
Shares sold	2,982,310	3,913,806	$ 48,305,740	$ 60,286,671
Reinvestment of distributions	215,203	45,968	3,382,647	673,798
Shares redeemed	(1,422,770)	(725,328)	(23,008,850)	(11,077,893)
Net increase (decrease)	1,774,743	3,234,446	$ 28,679,537	$ 49,882,576
Class T
Shares sold	419,642	595,712	$ 6,799,793	$ 8,877,747
Reinvestment of distributions	40,216	18,863	633,071	276,847
Shares redeemed	(156,078)	(270,157)	(2,512,805)	(4,055,631)
Net increase (decrease)	303,780	344,418	$ 4,920,059	$ 5,098,963
Class B
Shares sold	4,186	27,198	$ 68,416	$ 400,691
Reinvestment of distributions	1,621	1,081	25,462	15,861
Shares redeemed	(6,964)	(24,976)	(113,697)	(377,365)
Net increase (decrease)	(1,157)	3,303	$ (19,819)	$ 39,187
Class C
Shares sold	837,873	504,584	$ 13,482,211	$ 7,460,222
Reinvestment of distributions	43,387	15,230	676,285	221,741
Shares redeemed	(94,692)	(83,515)	(1,511,991)	(1,262,211)
Net increase (decrease)	786,568	436,299	$ 12,646,505	$ 6,419,752
Mega Cap Stock
Shares sold	81,415,014	53,817,396	$ 1,321,792,249	$ 817,611,772
Reinvestment of distributions	8,630,517	4,142,626	136,563,342	61,008,516
Shares redeemed	(64,401,419) B	(46,852,676)	(1,054,070,637) B	(705,756,204)
Net increase (decrease)	25,644,112	11,107,346	$ 404,284,954	$ 172,864,084
Institutional Class
Shares sold	20,354,752 C	19,497,644	$ 329,760,014 C	$ 301,200,514
Reinvestment of distributions	376,861	626,527	5,974,450	9,201,440
Shares redeemed	(50,271,434)	(2,047,800)	(811,936,017)	(31,155,657)
Net increase (decrease)	(29,539,821)	18,076,371	$ (476,201,553)	$ 279,246,297

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class Z
Shares sold	-	6,988	$ -	$ 100,000
Reinvestment of distributions	309	150	4,878	2,215
Shares redeemed	(693)	-	(11,546)	-
Net increase (decrease)	(384)	7,138	$ (6,668)	$ 102,215

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIIZ-USAN-0215
1.9585881.101

Fidelity®

Mega Cap Stock

Fund

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,044.80	$ 5.41
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.21%
Actual		$ 1,000.00	$ 1,044.50	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.73%
Actual		$ 1,000.00	$ 1,042.10	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.69%
Actual		$ 1,000.00	$ 1,042.10	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Mega Cap Stock	.67%
Actual		$ 1,000.00	$ 1,047.30	$ 3.46
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class Z	.54%
Actual		$ 1,000.00	$ 1,048.00	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.5	4.2
Microsoft Corp.	3.4	3.5
General Electric Co.	3.2	3.1
Bank of America Corp.	2.9	2.1
Citigroup, Inc.	2.5	2.3
Comcast Corp. Class A (special) (non-vtg.)	2.4	2.5
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.6
Procter & Gamble Co.	2.3	1.8
	30.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.4
Financials	19.1	18.3
Industrials	10.9	9.4
Consumer Staples	10.7	10.9
Consumer Discretionary	10.5	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014*		As of June 30, 2014**
	Stocks 98.1%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	10.0%	** Foreign investments	10.7%

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.1%
General Motors Co.	141,400	$ 4,936,274
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	184,100	10,707,256
McDonald's Corp.	50,200	4,703,740
Yum! Brands, Inc.	358,500	26,116,725
		41,527,721
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,540,000	88,650,100
The Walt Disney Co.	150,200	14,147,338
Time Warner, Inc.	683,100	58,350,402
Twenty-First Century Fox, Inc. Class A	171,500	6,586,458
Viacom, Inc. Class B (non-vtg.)	231,600	17,427,900
		185,162,198
Multiline Retail - 2.4%
Target Corp.	1,144,100	86,848,631
Specialty Retail - 1.7%
Lowe's Companies, Inc.	904,300	62,215,840
TOTAL CONSUMER DISCRETIONARY		380,690,664
CONSUMER STAPLES - 10.7%
Beverages - 3.6%
Diageo PLC	748,784	21,450,466
PepsiCo, Inc.	374,705	35,432,105
SABMiller PLC	261,689	13,708,459
The Coca-Cola Co.	1,452,900	61,341,438
		131,932,468
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,400	33,361,784
Walgreens Boots Alliance, Inc.	369,797	28,178,531
		61,540,315
Food Products - 0.2%
Kellogg Co.	127,900	8,369,776
Household Products - 2.3%
Procter & Gamble Co.	908,300	82,737,047
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	443,400	47,807,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	490,830	$ 39,978,104
Reynolds American, Inc.	271,600	17,455,732
		105,241,224
TOTAL CONSUMER STAPLES		389,820,830
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Halliburton Co.	197,100	7,751,943
National Oilwell Varco, Inc.	158,400	10,379,952
Schlumberger Ltd.	314,300	26,844,363
		44,976,258
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	95,000	7,837,500
Apache Corp.	453,705	28,433,692
BG Group PLC	2,447,200	32,747,698
Chevron Corp.	765,400	85,862,572
Exxon Mobil Corp.	270,371	24,995,799
Imperial Oil Ltd.	546,600	23,547,366
Kinder Morgan Holding Co. LLC	314,900	13,323,419
Suncor Energy, Inc.	2,018,100	64,096,996
The Williams Companies, Inc.	505,000	22,694,700
		303,539,742
TOTAL ENERGY		348,516,000
FINANCIALS - 19.1%
Banks - 13.5%
Bank of America Corp.	5,827,600	104,255,764
Citigroup, Inc.	1,685,870	91,222,426
JPMorgan Chase & Co.	2,612,600	163,496,508
PNC Financial Services Group, Inc.	252,000	22,989,960
Standard Chartered PLC (United Kingdom)	1,591,327	23,884,733
U.S. Bancorp	858,500	38,589,575
Wells Fargo & Co.	875,530	47,996,555
		492,435,521
Capital Markets - 3.3%
BlackRock, Inc. Class A	15,800	5,649,448
Charles Schwab Corp.	807,200	24,369,368
Goldman Sachs Group, Inc.	20,100	3,895,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,026,800	$ 39,839,840
State Street Corp.	596,700	46,840,950
		120,595,589
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	31,300	6,863,777
Insurance - 2.1%
American International Group, Inc.	568,700	31,852,887
Marsh & McLennan Companies, Inc.	188,480	10,788,595
MetLife, Inc.	635,795	34,390,152
		77,031,634
TOTAL FINANCIALS		696,926,521
HEALTH CARE - 9.0%
Biotechnology - 1.5%
Amgen, Inc.	308,490	49,139,372
Biogen Idec, Inc. (a)	16,500	5,600,925
		54,740,297
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	412,700	18,579,754
Covidien PLC	15,600	1,595,568
Medtronic, Inc.	98,400	7,104,480
		27,279,802
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	407,407	34,495,151
McKesson Corp.	201,000	41,723,580
UnitedHealth Group, Inc.	91,748	9,274,805
		85,493,536
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	45,500	5,700,695
Pharmaceuticals - 4.3%
GlaxoSmithKline PLC sponsored ADR	952,000	40,688,480
Johnson & Johnson	530,300	55,453,471
Merck & Co., Inc.	218,300	12,397,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	146,300	$ 13,556,158
Teva Pharmaceutical Industries Ltd. sponsored ADR	570,700	32,820,957
		154,916,323
TOTAL HEALTH CARE		328,130,653
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	103,100	10,301,752
The Boeing Co.	330,000	42,893,400
United Technologies Corp.	293,200	33,718,000
		86,913,152
Air Freight & Logistics - 2.3%
FedEx Corp.	161,900	28,115,554
United Parcel Service, Inc. Class B	508,500	56,529,945
		84,645,499
Industrial Conglomerates - 3.5%
Danaher Corp.	130,170	11,156,871
General Electric Co.	4,592,200	116,044,894
		127,201,765
Machinery - 0.6%
Cummins, Inc.	29,200	4,209,764
Deere & Co.	205,800	18,207,126
		22,416,890
Road & Rail - 2.1%
CSX Corp.	1,091,500	39,545,045
Norfolk Southern Corp.	196,300	21,516,443
Union Pacific Corp.	131,790	15,700,143
		76,761,631
TOTAL INDUSTRIALS		397,938,937
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,465,600	68,580,664
QUALCOMM, Inc.	734,900	54,625,117
		123,205,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Google, Inc.:
Class A (a)	111,550	$ 59,195,123
Class C (a)	99,350	52,297,840
Twitter, Inc. (a)	56,300	2,019,481
Yahoo!, Inc. (a)	648,739	32,767,807
		146,280,251
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	531,800	28,004,588
IBM Corp.	183,900	29,504,916
MasterCard, Inc. Class A	542,500	46,741,800
Visa, Inc. Class A	192,900	50,578,380
		154,829,684
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	840,325	20,940,899
Broadcom Corp. Class A	843,936	36,567,747
		57,508,646
Software - 5.2%
Adobe Systems, Inc. (a)	239,200	17,389,840
Microsoft Corp.	2,682,600	124,606,770
Oracle Corp.	791,400	35,589,258
salesforce.com, Inc. (a)	210,700	12,496,617
		190,082,485
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,503,007	165,901,910
EMC Corp.	292,300	8,693,002
First Data Holdings, Inc. Class B (e)	2,429,231	6,680,385
Samsung Electronics Co. Ltd.	3,473	4,196,355
		185,471,652
TOTAL INFORMATION TECHNOLOGY		857,378,499
MATERIALS - 2.8%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	309,900	22,914,006
LyondellBasell Industries NV Class A	42,100	3,342,319
Monsanto Co.	360,710	43,094,024
Syngenta AG (Switzerland)	43,257	13,913,945
		83,264,294
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	721,100	$ 16,844,896
TOTAL MATERIALS		100,109,190
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,542,525	72,159,320
TOTAL COMMON STOCKS (Cost $2,860,227,496)		3,571,670,614
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	99,167,310	99,167,310
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,937,500	14,937,500
TOTAL MONEY MARKET FUNDS (Cost $114,104,810)		114,104,810
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,974,332,306)		3,685,775,424
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(42,544,947)
NET ASSETS - 100%		$ 3,643,230,477
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,680,385 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,396
Fidelity Securities Lending Cash Central Fund	62,928
Total	$ 109,324
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,690,664	$ 380,690,664	$ -	$ -
Consumer Staples	389,820,830	368,370,364	21,450,466	-
Energy	348,516,000	315,768,302	32,747,698	-
Financials	696,926,521	696,926,521	-	-
Health Care	328,130,653	328,130,653	-	-
Industrials	397,938,937	397,938,937	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 857,378,499	$ 846,501,759	$ 4,196,355	$ 6,680,385
Materials	100,109,190	86,195,245	13,913,945	-
Telecommunication Services	72,159,320	72,159,320	-	-
Money Market Funds	114,104,810	114,104,810	-	-
Total Investments in Securities:	$ 3,685,775,424	$ 3,606,786,575	$ 72,308,464	$ 6,680,385
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	4.9%
Canada	2.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,391,250) - See accompanying schedule: Unaffiliated issuers (cost $2,860,227,496)	$ 3,571,670,614
Fidelity Central Funds (cost $114,104,810)	114,104,810
Total Investments (cost $2,974,332,306)		$ 3,685,775,424
Receivable for investments sold		20,549,911
Receivable for fund shares sold		4,138,854
Dividends receivable		4,037,549
Distributions receivable from Fidelity Central Funds		33,675
Prepaid expenses		8,751
Other receivables		11,699
Total assets		3,714,555,863

Liabilities
Payable to custodian bank	$ 367,635
Payable for investments purchased	13,039,036
Payable for fund shares redeemed	40,870,819
Accrued management fee	1,368,185
Distribution and service plan fees payable	52,784
Other affiliated payables	644,011
Other payables and accrued expenses	45,416
Collateral on securities loaned, at value	14,937,500
Total liabilities		71,325,386

Net Assets		$ 3,643,230,477
Net Assets consist of:
Paid in capital		$ 2,660,312,618
Undistributed net investment income		3,106,744
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		268,385,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		711,425,890
Net Assets		$ 3,643,230,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,662,741 ÷ 6,514,690 shares)	$ 16.37

Maximum offering price per share (100/94.25 of $16.37)	$ 17.37
Class T: Net Asset Value and redemption price per share ($20,795,805 ÷ 1,268,364 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($908,884 ÷ 55,499 shares) A	$ 16.38

Class C: Net Asset Value and offering price per share ($29,456,776 ÷ 1,816,294 shares) A	$ 16.22

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,293,521,486 ÷ 199,628,498 shares)	$ 16.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($191,773,661 ÷ 11,614,753 shares)	$ 16.51

Class Z: Net Asset Value, offering price and redemption price per share ($111,124 ÷ 6,754 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)
Investment Income
Dividends		$ 37,186,495
Income from Fidelity Central Funds		109,324
Total income		37,295,819

Expenses
Management fee	$ 8,150,117
Transfer agent fees	3,398,235
Distribution and service plan fees	259,842
Accounting and security lending fees	511,937
Custodian fees and expenses	33,946
Independent trustees' compensation	7,575
Registration fees	106,631
Audit	28,501
Legal	7,666
Miscellaneous	10,100
Total expenses before reductions	12,514,550
Expense reductions	(8,706)	12,505,844
Net investment income (loss)		24,789,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,981,729
Redemptions in-kind with affiliated entities	258,457,924
Foreign currency transactions	3,027
Total net realized gain (loss)		305,442,680
Change in net unrealized appreciation (depreciation) on: Investment securities	(148,522,804)
Assets and liabilities in foreign currencies	(24,199)
Total change in net unrealized appreciation (depreciation)		(148,547,003)
Net gain (loss)		156,895,677
Net increase (decrease) in net assets resulting from operations		$ 181,685,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,789,975	$ 43,790,283
Net realized gain (loss)	305,442,680	143,553,574
Change in net unrealized appreciation (depreciation)	(148,547,003)	457,018,639
Net increase (decrease) in net assets resulting from operations	181,685,652	644,362,496
Distributions to shareholders from net investment income	(46,829,597)	(35,705,336)
Distributions to shareholders from net realized gain	(111,240,813)	(41,770,691)
Total distributions	(158,070,410)	(77,476,027)
Share transactions - net increase (decrease)	(25,696,985)	513,653,074
Total increase (decrease) in net assets	(2,081,743)	1,080,539,543

Net Assets
Beginning of period	3,645,312,220	2,564,772,677
End of period (including undistributed net investment income of $3,106,744 and undistributed net investment income of $25,146,366, respectively)	$ 3,643,230,477	$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.08	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.28	.92
Total from investment operations	.70	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.17)	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.65) I	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.37	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total Return B, C, D	4.48%	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	1.05% A	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.01% A	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,663	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	.62	3.00	2.43	.64	2.29	.93
Total from investment operations	.69	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.60)	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.40	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total Return B, C, D	4.45%	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.21% A	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.85% A	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,796	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rate G	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- J	(.01)
Net realized and unrealized gain (loss)	.63	2.98	2.43	.63	2.28	.92
Total from investment operations	.66	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.02)	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.49)	(.26) K	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.38	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total Return B, C, D	4.21%	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.73% A	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.73% A	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.33% A	.37%	.55%	.49%	.00% H	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 909	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rate G	21% A, L	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07	.05	- I	(.01)
Net realized and unrealized gain (loss)	.62	2.97	2.42	.64	2.27	.92
Total from investment operations	.65	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.55)	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.22	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total Return B, C, D	4.21%	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.69% A	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.37% A	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,457	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rate G	21% A, J	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.46	.64	2.29	.93
Total from investment operations	.74	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.21)	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.68)	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.50	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total Return B, C	4.73%	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.67% A	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.39% A	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,521	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rate F	21% A, H	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) D	.11	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	.63	3.02	2.44	.63	2.30	.92
Total from investment operations	.74	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.15)	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.47)	(.21)	-	-	-	-
Total distributions	(.62)	(.40) H	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.51	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total Return B, C	4.72%	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.69% A	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.69% A	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.37% A	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,774	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rate F	21% A, I	28%	29%	57%	53%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended December 31, 2014 (Unaudited)	Years ended June 30, 2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.12	.21
Net realized and unrealized gain (loss)	.63	2.20
Total from investment operations	.75	2.41
Distributions from net investment income	(.23)	(.10)
Distributions from net realized gain	(.47)	(.21)
Total distributions	(.70)	(.32) I
Net asset value, end of period	$ 16.45	$ 16.40
Total ReturnB, C	4.80%	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54% A
Expenses net of fee waivers, if any	.54% A	.54% A
Expenses net of all reductions	.54% A	.54% A
Net investment income (loss)	1.52% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 117
Portfolio turnover rate F	21% A, J	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 785,657,550
Gross unrealized depreciation	(80,721,387)
Net unrealized appreciation (depreciation) on securities	$ 704,936,163

Tax cost	$ 2,980,839,261

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $635,486,910 and $364,962,038, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,701	$ 1,453
Class T	.25%	.25%	43,612	-
Class B	.75%	.25%	4,331	3,248
Class C	.75%	.25%	102,198	37,627
			$ 259,842	$ 42,328

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,669
Class T	4,352
Class B*	308
Class C*	578
$ 33,907

* When Class B and Class C are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 137,118.31
Class T	19,093.22
Class B	1,045.24
Class C	20,475.20
Mega Cap Stock	2,939,483.18
Institutional Class	280,993.20
Class Z	28.05
	$ 3,398,235

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,350 for the period.

Redemptions In-Kind. During the period, 43,665,126 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $714,361,465. The net realized gain of $258,457,924 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $276,240,517 in exchange for 17,072,962 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62,928. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,672 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Mega Cap Stock expenses during the period in the amount of $1,026.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014 A
From net investment income
Class A	$ 950,797	$ 295,572
Class T	142,768	98,011
Class B	987	2,617
Class C	106,396	56,227
Mega Cap Stock	44,068,173	30,989,923
Institutional Class	1,558,917	4,262,259
Class Z	1,559	727
Total	$ 46,829,597	$ 35,705,336
From net realized gain
Class A	$ 2,510,575	$ 453,140
Class T	494,206	181,208
Class B	24,560	13,697
Class C	584,855	173,595
Mega Cap Stock	102,921,826	35,870,113
Institutional Class	4,701,472	5,077,450
Class Z	3,319	1,488
Total	$ 111,240,813	$ 41,770,691

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class A
Shares sold	2,982,310	3,913,806	$ 48,305,740	$ 60,286,671
Reinvestment of distributions	215,203	45,968	3,382,647	673,798
Shares redeemed	(1,422,770)	(725,328)	(23,008,850)	(11,077,893)
Net increase (decrease)	1,774,743	3,234,446	$ 28,679,537	$ 49,882,576
Class T
Shares sold	419,642	595,712	$ 6,799,793	$ 8,877,747
Reinvestment of distributions	40,216	18,863	633,071	276,847
Shares redeemed	(156,078)	(270,157)	(2,512,805)	(4,055,631)
Net increase (decrease)	303,780	344,418	$ 4,920,059	$ 5,098,963
Class B
Shares sold	4,186	27,198	$ 68,416	$ 400,691
Reinvestment of distributions	1,621	1,081	25,462	15,861
Shares redeemed	(6,964)	(24,976)	(113,697)	(377,365)
Net increase (decrease)	(1,157)	3,303	$ (19,819)	$ 39,187
Class C
Shares sold	837,873	504,584	$ 13,482,211	$ 7,460,222
Reinvestment of distributions	43,387	15,230	676,285	221,741
Shares redeemed	(94,692)	(83,515)	(1,511,991)	(1,262,211)
Net increase (decrease)	786,568	436,299	$ 12,646,505	$ 6,419,752
Mega Cap Stock
Shares sold	81,415,014	53,817,396	$ 1,321,792,249	$ 817,611,772
Reinvestment of distributions	8,630,517	4,142,626	136,563,342	61,008,516
Shares redeemed	(64,401,419) B	(46,852,676)	(1,054,070,637) B	(705,756,204)
Net increase (decrease)	25,644,112	11,107,346	$ 404,284,954	$ 172,864,084
Institutional Class
Shares sold	20,354,752 C	19,497,644	$ 329,760,014 C	$ 301,200,514
Reinvestment of distributions	376,861	626,527	5,974,450	9,201,440
Shares redeemed	(50,271,434)	(2,047,800)	(811,936,017)	(31,155,657)
Net increase (decrease)	(29,539,821)	18,076,371	$ (476,201,553)	$ 279,246,297

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014 A	Six months ended December 31, 2014	Year ended June 30, 2014 A
Class Z
Shares sold	-	6,988	$ -	$ 100,000
Reinvestment of distributions	309	150	4,878	2,215
Shares redeemed	(693)	-	(11,546)	-
Net increase (decrease)	(384)	7,138	$ (6,668)	$ 102,215

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GII-USAN-0215
1.787781.112

Fidelity®

Series Growth & Income Fund

Fidelity Series Growth & Income Fund

Class F

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth & Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Series Growth & Income	.64%
Actual		$ 1,000.00	$ 1,035.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class F	.47%
Actual		$ 1,000.00	$ 1,036.50	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.1
Apple, Inc.	3.6	3.8
General Electric Co.	3.1	3.1
Microsoft Corp.	3.1	3.2
Chevron Corp.	2.4	2.8
Target Corp.	2.4	2.0
Citigroup, Inc.	2.3	2.1
Bank of America Corp.	2.3	1.4
Procter & Gamble Co.	2.2	1.8
Comcast Corp. Class A (special) (non-vtg.)	2.0	2.0
	27.6
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.9
Information Technology	19.6	19.6
Industrials	13.3	11.5
Consumer Staples	11.3	12.3
Consumer Discretionary	10.8	9.9
Asset Allocation (% of fund's net assets)
As of December 31, 2014*	As of June 30, 2014**
Stocks 98.9%	Stocks 99.7%
Convertible Securities 0.9%	Convertible Securities 0.4%
Other Investments 0.0%†	Other Investments 0.0%†
Short-Term Investments and Net Other Assets (Liabilities) 0.2%	Short-Term Investments and Net Other Assets (Liabilities) (0.1)%††

* Foreign investments	12.0%	** Foreign investments	13.3%
† Amount represents less than 0.1%
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,121,675	$ 37,778,014
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	803,100	47,085,753
Domino's Pizza, Inc.	62,400	5,876,208
Las Vegas Sands Corp.	452,900	26,340,664
McDonald's Corp.	199,010	18,647,237
Yum! Brands, Inc.	1,011,755	73,706,352
		171,656,214
Household Durables - 0.2%
Tupperware Brands Corp.	361,500	22,774,500
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.) (e)	3,339,000	192,209,535
Lamar Advertising Co. Class A	131,200	7,037,568
Scripps Networks Interactive, Inc. Class A	250,514	18,856,189
Sinclair Broadcast Group, Inc. Class A (e)	1,240,123	33,929,765
Time Warner, Inc.	1,328,777	113,504,131
Viacom, Inc. Class B (non-vtg.)	436,900	32,876,725
		398,413,913
Multiline Retail - 2.4%
Target Corp.	3,038,575	230,658,228
Specialty Retail - 1.7%
Lowe's Companies, Inc.	1,894,400	130,334,720
Sally Beauty Holdings, Inc. (a)	747,500	22,978,150
TJX Companies, Inc.	83,100	5,698,998
		159,011,868
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	135,450	9,406,398
TOTAL CONSUMER DISCRETIONARY		1,029,699,135
CONSUMER STAPLES - 11.3%
Beverages - 3.1%
Diageo PLC	1,824,269	52,259,957
PepsiCo, Inc.	599,700	56,707,632
SABMiller PLC	631,913	33,102,475
The Coca-Cola Co.	3,636,918	153,550,678
		295,620,742
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.	713,500	$ 68,717,185
Walgreens Boots Alliance, Inc.	574,893	43,806,847
		112,524,032
Food Products - 0.4%
Kellogg Co.	546,973	35,793,913
Household Products - 2.3%
Procter & Gamble Co.	2,285,000	208,140,650
Svenska Cellulosa AB (SCA) (B Shares)	392,153	8,496,468
		216,637,118
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	152,200	11,597,640
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	1,154,559	124,484,551
Lorillard, Inc.	2,102,365	132,322,853
Philip Morris International, Inc.	1,022,266	83,263,566
Reynolds American, Inc.	895,600	57,560,212
		397,631,182
TOTAL CONSUMER STAPLES		1,069,804,627
ENERGY - 9.4%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	834,500	24,993,275
Helmerich & Payne, Inc.	15,300	1,031,526
National Oilwell Varco, Inc.	120,000	7,863,600
Oceaneering International, Inc.	510,100	29,998,981
Schlumberger Ltd.	427,207	36,487,750
		100,375,132
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	762,641	47,794,711
BG Group PLC	5,239,250	70,110,075
Chevron Corp.	2,075,535	232,833,516
EQT Midstream Partners LP	48,000	4,224,000
Exxon Mobil Corp.	50,865	4,702,469
Golar LNG Ltd.	462,900	16,881,963
Imperial Oil Ltd.	1,363,700	58,747,792
Kinder Morgan Holding Co. LLC	665,700	28,165,767
Markwest Energy Partners LP	1,124,240	75,537,686
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. (e)	449,187	$ 3,476,707
PrairieSky Royalty Ltd.	547,200	14,412,395
Suncor Energy, Inc.	4,847,200	153,952,212
The Williams Companies, Inc.	1,609,357	72,324,504
Western Gas Partners LP	94,700	6,917,835
Williams Partners LP	106,600	4,770,350
		794,851,982
TOTAL ENERGY		895,227,114
FINANCIALS - 20.6%
Banks - 13.0%
Bank of America Corp.	12,079,505	216,102,344
Citigroup, Inc.	4,098,783	221,785,148
City National Corp.	79,100	6,392,071
Comerica, Inc.	289,700	13,569,548
FirstMerit Corp.	639,404	12,078,342
JPMorgan Chase & Co.	6,325,354	395,840,655
PNC Financial Services Group, Inc.	664,724	60,642,771
Standard Chartered PLC (United Kingdom)	3,996,101	59,978,750
SunTrust Banks, Inc.	2,126,000	89,079,400
U.S. Bancorp	1,785,339	80,250,988
Wells Fargo & Co.	1,577,699	86,489,459
		1,242,209,476
Capital Markets - 5.1%
Artisan Partners Asset Management, Inc.	274,100	13,850,273
BlackRock, Inc. Class A	28,800	10,297,728
Carlyle Group LP	395,400	10,873,500
Charles Schwab Corp.	2,331,581	70,390,430
FXCM, Inc. Class A (e)	207,600	3,439,932
Invesco Ltd.	187,200	7,398,144
KKR & Co. LP	2,338,362	54,273,382
Morgan Stanley	1,670,400	64,811,520
Northern Trust Corp.	851,451	57,387,797
Oaktree Capital Group LLC Class A	249,300	12,921,219
State Street Corp.	1,741,436	136,702,726
The Blackstone Group LP	1,150,800	38,931,564
		481,278,215
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	138,225	$ 30,311,360
TPG Specialty Lending, Inc.	1,232,700	20,734,014
		51,045,374
Insurance - 1.4%
Brown & Brown, Inc.	205,500	6,763,005
Genworth Financial, Inc. Class A (a)	535,800	4,554,300
Marsh & McLennan Companies, Inc.	407,507	23,325,701
MetLife, Inc.	1,527,387	82,616,363
Principal Financial Group, Inc.	280,000	14,543,200
		131,802,569
Real Estate Investment Trusts - 0.4%
First Potomac Realty Trust	236,931	2,928,467
Sun Communities, Inc.	336,769	20,361,054
WP Carey, Inc.	167,500	11,741,750
		35,031,271
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	689,400	6,425,208
Radian Group, Inc.	996,164	16,655,862
		23,081,070
TOTAL FINANCIALS		1,964,447,975
HEALTH CARE - 8.6%
Biotechnology - 1.5%
Amgen, Inc.	874,519	139,302,132
Intercept Pharmaceuticals, Inc. (a)	25,800	4,024,800
		143,326,932
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	602,049	27,104,246
Ansell Ltd.	354,030	6,477,548
Covidien PLC	21,900	2,239,932
Medtronic, Inc.	119,500	8,627,900
ResMed, Inc. (e)	240,057	13,457,595
St. Jude Medical, Inc.	151,500	9,852,045
Zimmer Holdings, Inc.	301,400	34,184,788
		101,944,054
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	461,300	37,240,749
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	93,200	$ 7,891,244
McKesson Corp.	409,047	84,909,976
Patterson Companies, Inc.	510,460	24,553,126
Quest Diagnostics, Inc.	141,618	9,496,903
		164,091,998
Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	1,037,000	14,437,222
GlaxoSmithKline PLC sponsored ADR	2,530,300	108,145,022
Johnson & Johnson	1,309,470	136,931,278
Novartis AG sponsored ADR	515,330	47,750,478
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,585,084	91,158,181
Theravance, Inc. (e)	990,500	14,015,575
		412,437,756
TOTAL HEALTH CARE		821,800,740
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.4%
Meggitt PLC	3,909,700	31,626,087
Rolls-Royce Group PLC	1,287,150	17,453,522
The Boeing Co.	850,241	110,514,325
United Technologies Corp.	602,600	69,299,000
		228,892,934
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	427,647	32,026,484
FedEx Corp.	99,700	17,313,902
PostNL NV (a)	3,618,100	13,572,054
United Parcel Service, Inc. Class B	1,242,245	138,100,377
		201,012,817
Airlines - 0.2%
Copa Holdings SA Class A	181,300	18,789,932
Building Products - 0.1%
Lennox International, Inc.	76,800	7,301,376
Commercial Services & Supplies - 0.9%
ADT Corp. (e)	1,402,200	50,801,706
Interface, Inc.	156,368	2,575,381
KAR Auction Services, Inc.	761,685	26,392,385
		79,769,472
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	337,503	$ 36,055,445
Industrial Conglomerates - 3.1%
General Electric Co.	11,790,956	297,957,458
Machinery - 0.9%
Cummins, Inc.	51,200	7,381,504
Deere & Co.	418,400	37,015,848
Donaldson Co., Inc.	238,900	9,228,707
IMI PLC	741,500	14,596,515
Parker Hannifin Corp.	71,600	9,232,820
Stanley Black & Decker, Inc.	38,400	3,689,472
Valmont Industries, Inc.	55,600	7,061,200
		88,206,066
Professional Services - 0.4%
Acacia Research Corp.	536,945	9,095,848
Bureau Veritas SA	1,125,255	24,931,167
Exova Group Ltd. PLC (a)	942,089	2,349,344
		36,376,359
Road & Rail - 2.3%
CSX Corp.	2,771,508	100,411,735
J.B. Hunt Transport Services, Inc.	739,788	62,327,139
Kansas City Southern	102,500	12,508,075
Norfolk Southern Corp.	430,134	47,146,988
		222,393,937
Trading Companies & Distributors - 0.5%
Watsco, Inc.	470,447	50,337,829
TOTAL INDUSTRIALS		1,267,093,625
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.7%
Cisco Systems, Inc.	5,506,133	153,153,089
QUALCOMM, Inc.	1,472,800	109,473,224
		262,626,313
Internet Software & Services - 2.8%
Google, Inc.:
Class A (a)	224,709	119,244,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	189,509	$ 99,757,538
Yahoo!, Inc. (a)	1,007,742	50,901,048
		269,902,664
IT Services - 5.2%
Amadeus IT Holding SA Class A	26,700	1,068,921
Cognizant Technology Solutions Corp. Class A (a)	807,318	42,513,366
Fidelity National Information Services, Inc.	314,200	19,543,240
IBM Corp.	367,494	58,960,737
Leidos Holdings, Inc.	82,900	3,607,808
MasterCard, Inc. Class A	1,122,200	96,688,752
Paychex, Inc.	2,674,541	123,483,558
The Western Union Co.	1,200,100	21,493,791
Unisys Corp. (a)	570,500	16,818,340
Visa, Inc. Class A	421,700	110,569,740
		494,748,253
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	2,653,300	66,120,236
Broadcom Corp. Class A	1,632,960	70,756,157
Maxim Integrated Products, Inc.	216,400	6,896,668
Xilinx, Inc.	128,400	5,558,436
		149,331,497
Software - 3.4%
Intuit, Inc.	44,100	4,065,579
Microsoft Corp.	6,388,317	296,737,325
Oracle Corp.	452,769	20,361,022
		321,163,926
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	3,115,160	343,851,361
First Data Holdings, Inc. Class B (h)	6,283,849	17,280,585
		361,131,946
TOTAL INFORMATION TECHNOLOGY		1,858,904,599
MATERIALS - 3.6%
Chemicals - 3.1%
Airgas, Inc.	512,632	59,044,954
Balchem Corp.	81,600	5,437,824
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	440,731	$ 32,587,650
FMC Corp.	493,280	28,131,758
LyondellBasell Industries NV Class A	79,200	6,287,688
Methanex Corp. (e)	265,600	12,200,957
Monsanto Co.	767,821	91,731,575
Potash Corp. of Saskatchewan, Inc.	403,300	14,256,783
Syngenta AG (Switzerland)	109,854	35,335,379
Tronox Ltd. Class A	293,593	7,011,001
		292,025,569
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,472,300	34,392,928
Reliance Steel & Aluminum Co.	106,100	6,500,747
		40,893,675
Paper & Forest Products - 0.1%
Domtar Corp.	101,300	4,074,286
TOTAL MATERIALS		336,993,530
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	3,596,723	168,254,702
TOTAL COMMON STOCKS (Cost $8,280,750,481)		9,412,226,047
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	81,101	654,485
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	214,255	67,490,325
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,847,960)		68,144,810
Convertible Bonds - 0.2%
		Principal Amount (d)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 5% 10/15/18 (h)		$ 2,470,306	$ 1,966,660
Peabody Energy Corp. 4.75% 12/15/41		13,140,000	6,898,500
			8,865,160
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		6,430,000	5,586,063
TOTAL CONVERTIBLE BONDS (Cost $19,111,850)			14,451,223
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $5,175,497)	EUR	3,370,000	4,631,939
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	276	276
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	86,396,927	86,396,927
TOTAL MONEY MARKET FUNDS (Cost $86,397,203)		86,397,203
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,458,282,991)		9,585,851,222
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(65,470,204)
NET ASSETS - 100%		$ 9,520,381,018
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,218,002 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,901,730 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,350,000
First Data Holdings, Inc. Class B	6/26/14	$ 25,135,396
NJOY, Inc.Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,949
Fidelity Securities Lending Cash Central Fund	320,305
Total	$ 355,254
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,030,353,620	$ 1,020,292,737	$ 9,406,398	$ 654,485
Consumer Staples	1,069,804,627	1,017,544,670	52,259,957	-
Energy	895,227,114	825,117,039	70,110,075	-
Financials	1,964,447,975	1,964,447,975	-	-
Health Care	889,291,065	868,376,295	20,914,770	-
Industrials	1,267,093,625	1,267,093,625	-	-
Information Technology	1,858,904,599	1,841,624,014	-	17,280,585
Materials	336,993,530	301,658,151	35,335,379	-
Telecommunication Services	168,254,702	168,254,702	-	-
Corporate Bonds	14,451,223	-	14,451,223	-
Preferred Securities	4,631,939	-	4,631,939	-
Money Market Funds	86,397,203	86,397,203	-	-
Total Investments in Securities:	$ 9,585,851,222	$ 9,360,806,411	$ 207,109,741	$ 17,935,070

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 101,976,188
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.0%
United Kingdom	5.5%
Canada	2.6%
Israel	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,071,222) - See accompanying schedule: Unaffiliated issuers (cost $8,371,885,788)	$ 9,499,454,019
Fidelity Central Funds (cost $86,397,203)	86,397,203
Total Investments (cost $8,458,282,991)		$ 9,585,851,222
Cash		382,421
Receivable for investments sold Regular delivery		129,967,416
Delayed delivery		156,118
Receivable for fund shares sold		45,095
Dividends receivable		11,714,381
Interest receivable		32,481
Distributions receivable from Fidelity Central Funds		123,196
Prepaid expenses		30,340
Other receivables		93,372
Total assets		9,728,396,042

Liabilities
Payable for investments purchased	$ 23,832,994
Payable for fund shares redeemed	74,059,517
Accrued management fee	3,601,246
Notes payable to affiliates	19,371,000
Other affiliated payables	656,546
Other payables and accrued expenses	96,794
Collateral on securities loaned, at value	86,396,927
Total liabilities		208,015,024

Net Assets		$ 9,520,381,018
Net Assets consist of:
Paid in capital		$ 8,342,149,046
Undistributed net investment income		2,671,452
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,063,726
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,127,496,794
Net Assets		$ 9,520,381,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Series Growth & Income: Net Asset Value, offering price and redemption price per share ($3,913,906,784 ÷ 289,608,480 shares)	$ 13.51

Class F: Net Asset Value, offering price and redemption price per share ($5,606,474,234 ÷ 414,360,667 shares)	$ 13.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Dividends		$ 110,279,687
Interest		360,472
Income from Fidelity Central Funds		355,254
Total income		110,995,413

Expenses
Management fee	$ 21,287,903
Transfer agent fees	3,282,909
Accounting and security lending fees	637,696
Custodian fees and expenses	106,537
Independent trustees' compensation	19,784
Registration fees	(7,840)
Audit	31,812
Legal	18,784
Interest	2,678
Miscellaneous	16,018
Total expenses before reductions	25,396,281
Expense reductions	(31,044)	25,365,237
Net investment income (loss)		85,630,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	165,958,463
Foreign currency transactions	(14,892)
Total net realized gain (loss)		165,943,571
Change in net unrealized appreciation (depreciation) on: Investment securities	90,242,077
Assets and liabilities in foreign currencies	(77,863)
Total change in net unrealized appreciation (depreciation)		90,164,214
Net gain (loss)		256,107,785
Net increase (decrease) in net assets resulting from operations		$ 341,737,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,630,176	$ 127,465,789
Net realized gain (loss)	165,943,571	229,496,304
Change in net unrealized appreciation (depreciation)	90,164,214	792,735,792
Net increase (decrease) in net assets resulting from operations	341,737,961	1,149,697,885
Distributions to shareholders from net investment income	(129,442,647)	(91,176,470)
Distributions to shareholders from net realized gain	(249,011,603)	(123,990,338)
Total distributions	(378,454,250)	(215,166,808)
Share transactions - net increase (decrease)	286,039,981	6,107,960,785
Total increase (decrease) in net assets	249,323,692	7,042,491,862

Net Assets
Beginning of period	9,271,057,326	2,228,565,464
End of period (including undistributed net investment income of $2,671,452 and undistributed net investment income of $46,483,923, respectively)	$ 9,520,381,018	$ 9,271,057,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Growth & Income

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.24	.09
Net realized and unrealized gain (loss)	.35	2.29	1.45
Total from investment operations	.47	2.53	1.54
Distributions from net investment income	(.18)	(.21)	(.01)
Distributions from net realized gain	(.36)	(.27)	-
Total distributions	(.54)	(.48)	(.01)
Net asset value, end of period	$ 13.51	$ 13.58	$ 11.53
Total ReturnB, C	3.52%	22.40%	15.41%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.66%	.78%A
Expenses net of fee waivers, if any	.64%A	.66%	.78%A
Expenses net of all reductions	.63%A	.66%	.77%A
Net investment income (loss)	1.71%A	1.87%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,913,907	$ 3,910,455	$ 1,000,854
Portfolio turnover rateF	42% A	53% I	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.26	.10
Net realized and unrealized gain (loss)	.35	2.29	1.45
Total from investment operations	.48	2.55	1.55
Distributions from net investment income	(.19)	(.23)	(.01)
Distributions from net realized gain	(.36)	(.27)	-
Total distributions	(.55)	(.49)J	(.01)
Net asset value, end of period	$ 13.53	$ 13.60	$ 11.54
Total ReturnB, C	3.65%	22.61%	15.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.47%A	.48%	.59%A
Expenses net of fee waivers, if any	.47%A	.48%	.59%A
Expenses net of all reductions	.47%A	.48%	.58%A
Net investment income (loss)	1.88%A	2.04%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,606,474	$ 5,360,603	$ 1,227,712
Portfolio turnover rateF	42% A	53% I	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.266 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,423,486,604
Gross unrealized depreciation	(306,120,731)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,117,365,873

Tax cost	$ 8,468,485,349

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,996,575,641 and $2,033,149,712, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Growth & Income	$ 3,282,909.17

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,984 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 32,787,111.33%		$ 2,678

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,354 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $320,305, including $138 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,880 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $103.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Growth & Income expenses during the period in the amount of $61.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
From net investment income
Series Growth & Income	$ 50,765,579	$ 37,541,666
Class F	78,677,068	53,634,804
Total	$ 129,442,647	$ 91,176,470
From net realized gain
Series Growth & Income	$ 102,877,130	$ 54,222,177
Class F	146,134,473	69,768,161
Total	$ 249,011,603	$ 123,990,338

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Series Growth & Income
Shares sold	12,937,517	242,743,841A	$ 173,808,906	$ 3,040,662,355A
Reinvestment of distributions	11,504,422	7,325,735	153,642,709	91,763,843
Shares redeemed	(22,841,382)	(48,854,269)	(309,595,079)	(623,276,343)
Net increase (decrease)	1,600,557	201,215,307	$ 17,856,536	$ 2,509,149,855
Class F
Shares sold	35,313,279	330,002,977A	$ 474,951,232	$ 4,146,555,651A
Reinvestment of distributions	16,804,721	9,833,824	224,811,541	123,402,965
Shares redeemed	(31,962,836)	(51,994,506)	(431,579,328)	(671,147,686)
Net increase (decrease)	20,155,164	287,842,295	$ 268,183,445	$ 3,598,810,930

A Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualificationsand capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Growth & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month period shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Fidelity Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MHT-SANN-0215
1.951032.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 23, 2015